UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-00945

                                                 Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.2%
U.S. Treasury Note 0.375%, 4/30/16	$1,500		$1,500

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,498)			1,500

MUNICIPAL BONDS—0.2%
Alabama—0.1%
County of Jefferson, Sewer Revenue Sub-Lien Warrants, Series D 6.000%, 10/1/42	465		508

Georgia—0.1%
Rockdale County Water & Sewerage Authority, Taxable 3.060%, 7/1/24	600		595

Iowa—0.0%
State Finance Authority Midwestern Disaster Area, Iowa Fertilizer Co. LLC Project Taxable 5.500%, 12/1/22	305		318

New Jersey—0.0%
New Jersey Turnpike Authority Taxable Series B Prerefunded 1/1/15 @ 100 (AMBAC Insured) 4.252%, 1/1/16	5		5

Texas—0.0%
City of Houston Airport System Revenue United Airline, Inc. Terminal E Project 4.750%, 7/1/24	200		205

TOTAL MUNICIPAL BONDS (Identified Cost $1,591)			1,631

FOREIGN GOVERNMENT SECURITIES—1.9%
Argentine Republic Series NY, 8.280%, 12/31/33	638		536
Bolivarian Republic of Venezuela
RegS 8.250%, 10/13/24(5)	290		234
7.650%, 4/21/25	415		322
Commonwealth of Australia Series 130, 4.750%, 6/15/16	425	AUD	418
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	275	NZD	245
Hungary 5.750%, 11/22/23	232		257
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	600		601
Mongolia 144A 5.125%, 12/5/22(4)(5)	410		361
New South Wales, Australia Treasury Corp., Series 17 5.500%, 3/1/17	430	AUD	434
Republic of Chile 5.500%, 8/5/20	257,000	CLP	485

	PAR VALUE		VALUE
Republic of Colombia 4.375%, 3/21/23	$1,085,000	COP	$529
Republic of Costa Rica 144A 4.375%, 4/30/25(4)	265		249
Republic of Croatia 144A 6.375%, 3/24/21(4)	625		687
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	4,700,000	IDR	420
Series FR63, 5.625%, 5/15/23	3,328,000	IDR	236
Republic of Peru GDN 144A 7.840%, 8/12/20(4)	1,265	PEN	519
Republic of Philippines 4.950%, 1/15/21	13,000	PHP	317
Republic of Romania 144A 4.875%, 1/22/24(4)	610		649
Republic of Slovak 144A 4.375%, 5/21/22(4)	550		587
Republic of Sri Lanka 144A 6.000%, 1/14/19(4)	475		501
Republic of Uruguay 4.375%, 12/15/28	9,700	UYU(10)	580
United Mexican States
Series M, 6.000%, 6/18/15	15,440	MXN	1,223
Series M, 6.500%, 6/9/22	4,590	MXN	376
4.750%, 3/8/44	905	MXN	923

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $11,930)			11,689

MORTGAGE-BACKED SECURITIES—8.0%
Agency—2.7%
FHLMC
6.500%, 4/1/31	842		961
5.000%, 7/1/35	412		460
5.000%, 12/1/35	978		1,105
FNMA
6.000%, 5/1/17	22		23
4.000%, 7/1/19	15		16
6.000%, 12/1/32	82		93
6.000%, 11/1/34	774		877
5.500%, 4/1/36	12		14
5.500%, 9/1/36	366		412
6.500%, 5/1/37	651		733
6.000%, 6/1/37	573		649
6.000%, 9/1/37	20		22
6.000%, 1/1/38	29		33
5.000%, 2/1/38	343		388
6.000%, 2/1/38	27		31
5.000%, 3/1/38	303		340
5.000%, 3/1/38	331		374
6.000%, 3/1/38	117		134
5.000%, 4/1/38	761		862
5.500%, 4/1/38	264		296
5.500%, 6/1/38	416		470

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
6.000%, 7/1/38	$263	$297
6.000%, 8/1/38	53	60
6.000%, 8/1/38	174	197
5.000%, 6/1/39	1,454	1,629
6.000%, 8/1/39	1,386	1,563
5.000%, 9/1/39	412	460
5.500%, 9/1/39	1,965	2,210
4.500%, 9/1/40	792	869
3.500%, 8/1/42	1,146	1,180

		16,758

Non-Agency—5.3%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(4)	590	588
A10 Term Asset Financing LLC 14-1, A1 144A 1.720%, 4/15/33(4)	365	365
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	480	498
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.297%, 7/10/43(3)	1,000	1,028
Banc of America Funding Corp. 04-B, 2A1 5.455%, 11/20/34(3)	291	290
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	552	571
Banc of America Mortgage Securities, Inc. 05-3, 1A15 5.500%, 4/25/35	379	397
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.457%, 5/25/34(3)	835	837
Bayview Commercial Asset Trust 08-1, A2A 144A 1.152%, 1/25/38(3)(4)	386	381
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	1,196	1,221
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(3)	500	543
07-T28, A3 5.793%, 9/11/42	1,019	1,019
07- PW17, A4 5.694%, 6/11/50(3)	2,050	2,281
Citigroup - Deutsche Bank Commercial Mortgage Trust 06-CD2, A3 5.543%, 1/15/46(3)	86	88
Citigroup Commercial Mortgage Trust 07-6, A4 5.899%, 12/10/49(3)	650	718
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.988%, 12/10/49(3)	830	929

	PAR VALUE	VALUE
Non-Agency—(continued)
Extended Stay America Trust 13-ESH7, A27 144A 2.958%, 12/5/31(4)	$600	$609
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.997%, 8/10/45(3)	1,862	2,061
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	1,175	1,282
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	616	657
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(4)	1,225	1,338
06-LDP7, AM 6.057%, 4/15/45(3)	1,000	1,089
JPMorgan Chase Mortgage Trust
04-A4, 2A1 2.434%, 9/25/34(3)	734	747
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	578	595
Lehman Brothers - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	1,485	1,670
Morgan Stanley Capital I Trust
07-T27, A4 5.831%, 6/11/42(3)	1,270	1,416
05-IQ10, A4B 5.284%, 9/15/42(3)	1,450	1,517
08-T29, A4 6.454%, 1/11/43(3)	1,805	2,073
07-IQ14, A4 5.692%, 4/15/49(3)	900	992
07-IQ14, AM 5.869%, 4/15/49(3)	431	459
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(4)	600	609
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(3)(4)	400	414
Residential Funding Mortgage Securities I, Inc. 05-S9, A9 5.500%, 12/25/35	566	564
Sequoia Mortgage Trust 12-3, A1 144A 4.000%, 12/25/43(3)(4)	505	523
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(4)	25	25
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(3)(4)	722	722
Wells Fargo (Wachovia Bank Commercial Mortgage Trust) 07-C30, A5 5.342%, 12/15/43	1,550	1,690

		32,806

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $48,045)		49,564

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—2.0%
AmeriCredit Automobile Receivables Trust 12-3, C 2.420%, 5/8/18	$1,035	$1,058
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(4)	1,195	1,251
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(4)	840	849
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates 05-1 AF5A 5.419%, 7/25/35(3)	715	694
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(4)	721	723
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(4)	730	730
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	344	349
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	420	427
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	524	530
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	510	523
12-2, D 3.870%, 2/15/18	1,200	1,249
12-3, C 3.010%, 4/16/18	1,180	1,210
13-1, D 2.270%, 1/15/19	480	486
Sierra Timeshare Receivables Funding, LLC 12-3A, A 144A 1.870%, 8/20/29(4)	493	497
Silverleaf Finance XV LLC 12-D, A144A 3.000%, 3/17/25(4)	265	268
TAL Advantage V LLC 13-1A A 144A 2.830%, 2/22/38(4)	823	820
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(4)	475	484
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(4)	346	349

TOTAL ASSET-BACKED SECURITIES (Identified Cost $12,377)		12,497

CORPORATE BONDS—22.2%
Consumer Discretionary—2.4%
Arcelik AS 144A 5.000%, 4/3/23(4)	255	246
Boyd Gaming Corp. 9.000%, 7/1/20	445	492
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(4)	480	510

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
144A 6.125%, 7/1/22(4)	$335	$350
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	210	177
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(4)	195	205
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(4)	215	219
Chrysler Group LLC 8.250%, 6/15/21	605	687
Clear Channel Communications, Inc. 144A 10.000%, 1/15/18(4)	110	107
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	795	862
Columbus International, Inc. 144A 7.375%, 3/30/21(4)	200	216
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(4)	20	21
144A 4.875%, 11/1/20(4)	385	397
144A 5.375%, 11/1/23(4)	15	16
Guitar Center, Inc. 144A 9.625%, 4/15/20(4)	110	105
Hot Topic, Inc. 144A 9.250%, 6/15/21(4)	240	268
Intelsat Jackson Holdings SA 5.500%, 8/1/23	420	418
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	490	498
Kohl’s Corp. 4.750%, 12/15/23	600	639
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	395	436
Meritor, Inc. 6.750%, 6/15/21	435	470
MGM Resorts International 6.750%, 10/1/20	500	559
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	400	446
Numericable Group SA 144A 6.000%, 5/15/22(4)	485	505
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(4)	295	279
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	465	493
QVC, Inc. 4.375%, 3/15/23	600	609
Scientific Games International, Inc. 144A 6.625%, 5/15/21(4)	495	492
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	155	156
Signet UK Finance plc 4.700%, 6/15/24	630	641
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	485	480
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	525	539
Station Casinos LLC 7.500%, 3/1/21	525	576
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(4)	605	617

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Toll Brothers Finance Corp. 6.750%, 11/1/19	$465	$538
VTR Finance B.V. 144A 6.875%, 1/15/24(4)	250	269
Wyndham Worldwide Corp. 5.625%, 3/1/21	545	611

		15,149

Consumer Staples—0.3%
Elizabeth Arden, Inc. 7.375%, 3/15/21	315	336
Flowers Foods, Inc. 4.375%, 4/1/22	600	630
Ingles Markets, Inc. 5.750%, 6/15/23	385	392
Reynolds American, Inc. 3.250%, 11/1/22	610	588

		1,946

Energy—3.7%
Atlas Energy Holdings Operating Co. LLC 144A 7.750%, 1/15/21(4)	180	187
BreitBurn Energy Partners 7.875%, 4/15/22	340	371
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(4)	445	456
CHC Helicopter SA 9.250%, 10/15/20	324	355
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	365	364
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(4)	315	331
Denbury Resources, Inc. 5.500%, 5/1/22	480	491
Ecopetrol S.A. 5.875%, 9/18/23	350	394
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	1,155	1,492
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(4)	140	150
Energy Transfer Equity LP 144A 5.875%, 1/15/24(4)	480	504
Energy Transfer Partners LP
5.200%, 2/1/22	1,295	1,432
6.500%, 2/1/42	635	757
Energy XXI Gulf Coast, Inc. 144A 6.875%, 3/15/24(4)	630	644
EnQuest plc 144A 7.000%, 4/15/22(4)	490	507
Forest Oil Corp. 7.250%, 6/15/19	510	508
FTS International, Inc. 144A 6.250%, 5/1/22(4)	185	190
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)(6)	200	205
Gazprom OAO (Gaz Capital SA) 144A 3.850%, 2/6/20(4)(6)	960	934
Gulfmark Offshore, Inc. 6.375%, 3/15/22	465	486

	PAR VALUE		VALUE
Energy—(continued)
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(4)	$620		$598
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	245		271
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(4)	255		257
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(6)	635		590
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(4)	600		627
Parker Drilling Co. (The) 7.500%, 8/1/20	485		526
Petrobras International Finance Co. 5.375%, 1/27/21	875		912
Petroleos Mexicanos
3.500%, 1/30/23	795		776
144A 4.875%, 1/18/24(4)	200		215
PHI, Inc. 144A 5.250%, 3/15/19(4)	200		205
Phillips 66
4.300%, 4/1/22	1,065		1,148
5.875%, 5/1/42	575		688
QEP Resources, Inc. 6.875%, 3/1/21	450		507
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	480		487
Regency Energy Partners LP 5.875%, 3/1/22	425		463
Rosetta Resources, Inc. 5.875%, 6/1/24	490		510
Rosneft Oil Co. 144A 4.199%, 3/6/22(144A )(4)(6)	700		650
Rowan Cos., Inc. 4.875%, 6/1/22	555		594
Tullow Oil plc 144A 6.000%, 11/1/20(4)	605		631
Weatherford International Ltd. 4.500%, 4/15/22	540		574
Williams Cos., Inc. (The)
3.700%, 1/15/23	950		913
4.550%, 6/24/24	205		207

			23,107

Financials—8.4%
Air Lease Corp. 4.750%, 3/1/20	480		518
Aircastle Ltd.
4.625%, 12/15/18	30		31
6.250%, 12/1/19	500		550
5.125%, 3/15/21	390		404
Akbank TAS 144A 7.500%, 2/5/18	845	TRY	370
Allstate Corp. (The) 5.750%, 8/15/53(3)(8)	820		881
ALROSA Finance S.A. 144A 7.750%, 11/3/20(4)	525		586
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	590		593

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(4)	$530		$606
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	730		777
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	600		597
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(4)	490		479
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	925		983
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	300	BRL	130
Banco Santander Chile 144A 3.875%, 9/20/22(4)	900		905
Banco Votorantim S.A. 144A 7.375%, 1/21/20(4)	650		717
Bancolombia S.A. 5.125%, 9/11/22	580		583
Bank of America Corp.
5.750%, 8/15/16	1,155		1,260
5.625%, 7/1/20	715		822
Bank of Baroda 144A 4.875%, 7/23/19(4)	600		633
Bank of India
144A 3.250%, 4/18/18(4)	605		609
144A 3.625%, 9/21/18(4)	300		302
Barclays Bank plc 144A 6.050%, 12/4/17(4)	555		630
Braskem Finance Ltd. 6.450%, 2/3/24	600		641
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)	590		608
CareTrust Partnership LP 144A 5.875%, 6/1/21(4)	395		400
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)	605		616
Citigroup, Inc. 4.050%, 7/30/22	600		614
Continental Airlines Pass-Through-Trust 99-2, C2 AMBC 6.236%, 3/15/20	482		542
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(4)	470		468
Corporate Office Properties LP 3.600%, 5/15/23	610		583
Developers Diversified Realty Corp.
7.875%, 9/1/20	475		602
3.500%, 1/15/21	385		392
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(4)	640		606
Digital Realty Trust LP 5.250%, 3/15/21	540		580
Excel Trust LP 4.625%, 5/15/24	255		259
First Cash Financial Services, Inc. 144A 6.750%, 4/1/21(4)	285		304
Ford Motor Credit Co. LLC 5.750%, 2/1/21	535		623

	PAR VALUE	VALUE
Financials—(continued)
General Electric Capital Corp. 4.650%, 10/17/21	$475	$528
General Motors Financial Co., Inc. 4.750%, 8/15/17	1,165	1,242
Genworth Holdings, Inc. 4.900%, 8/15/23	825	883
Goldman Sachs Group, Inc. (The)
Series D, 6.000%, 6/15/20	595	693
5.750%, 1/24/22	875	1,012
Highwoods Realty LP 3.625%, 1/15/23	595	587
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (3)(4)(7)(8)	680	734
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	45	46
6.000%, 8/1/20	240	257
5.875%, 2/1/22	450	471
ICICI Bank Ltd. 144A 4.800%, 5/22/19(4)	600	634
Intesa San Paolo SpA 3.125%, 1/15/16	480	493
iStar Financial, Inc. 5.000%, 7/1/19	270	271
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(4)	660	657
JPMorgan Chase & Co.
6.125%, 6/27/17	1,225	1,382
4.400%, 7/22/20	620	677
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	526
Korea Finance Corp. 4.625%, 11/16/21	430	472
Legg Mason, Inc. 5.500%, 5/21/19	535	618
Leucadia National Corp. 5.500%, 10/18/23	460	488
Level 3 Financing, Inc. 7.000%, 6/1/20	685	752
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	611
Lincoln National Corp. 4.200%, 3/15/22	915	976
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	34	39
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	561
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(4)	200	223
Morgan Stanley
5.550%, 4/27/17	570	633
5.500%, 7/28/21	300	345
6.375%, 7/24/42	610	768
Series H, 5.450%, 12/29/49(3)	75	77
MPT Operating Partnership LP 5.500%, 5/1/24	170	176
Nationstar Mortgage LLC
6.500%, 7/1/21	300	302

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
6.500%, 6/1/22	$490	$492
Navient Corp. (SLM Corp.) 5.500%, 1/25/23	500	496
Nordea Bank AB 144A 4.250%, 9/21/22(4)	600	621
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(6)	595	590
PKO Finance AB 144A 4.630%, 9/26/22(4)(6)	575	598
Prudential Financial, Inc.
5.875%, 9/15/42(3)	330	359
5.625%, 6/15/43(3)(8)	1,150	1,230
Regency Energy Partners LP 4.500%, 11/1/23	480	478
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	500	512
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	665	668
UBS AG 7.625%, 8/17/22	500	602
Ventas Realty LP (Ventas Capital Corp.)
4.250%, 3/1/22	310	329
3.250%, 8/15/22	280	277
Voya Financial, Inc. ( f.k.a. ING (U.S.), Inc.) 5.650%, 5/15/53(3)	605	619
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(6)	910	959
Walter Investment Management Corp. 144A 7.875%, 12/15/21(4)	640	670
Wells Fargo & Co. 3.450%, 2/13/23	1,150	1,144
XL Group plc Series E, 6.500%, 12/29/49(3)	730	721
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	600	574

		51,877

Health Care—1.4%
Acadia Healthcare Co., Inc. 144A 5.125%, 7/1/22(4)	200	202
Actavis, Inc. 3.250%, 10/1/22	640	628
Cardinal Health, Inc. 3.200%, 3/15/23	300	297
Catamaran Corp. 4.750%, 3/15/21	335	339
Centene Corp. 4.750%, 5/15/22	490	498
Community Health Systems, Inc. (CHS)
144A 5.125%, 8/1/21(4)	140	144
144A 6.875%, 2/1/22(4)	130	138
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	365	363
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	485	489
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)	485	530
HCA, Inc. 6.500%, 2/15/20	560	631

	PAR VALUE		VALUE
Health Care—(continued)
IASIS Healthcare LLC 8.375%, 5/15/19	$240		$257
LifePoint Hospitals, Inc. 144A 5.500%, 12/1/21(4)	480		504
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(4)	345		362
Mylan, Inc. 144A 3.125%, 1/15/23(4)	730		701
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(4)	85		91
Select Medical Corp.
6.375%, 6/1/21	410		431
144A 6.375%, 6/1/21(4)	205		215
Tenet Healthcare Corp.
4.500%, 4/1/21	765		773
8.125%, 4/1/22	580		673
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 7.500%, 7/15/21(4)	60		67

			8,333

Industrials—1.7%
AAR Corp. 7.250%, 1/15/22	440		484
ADT Corp. (The) 6.250%, 10/15/21	705		749
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)	370		410
Air Canada
144A 6.750%, 10/1/19(4)	685		746
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(4)	214		221
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	340		352
Carpenter Technology Corp. 4.450%, 3/1/23	560		576
Continental Airlines Pass-Through-Trust
97-4, A 6.900%, 1/2/18	464		498
99-1, A 6.545%, 2/2/19	864		958
00-1, A1 8.048%, 11/1/20	935		1,075
CPG Merger Sub LLC 144A 8.000%, 10/1/21(4)	185		196
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	682		739
ESAL GmbH 144A 6.250%, 2/5/23(4)	490		483
Norfolk Southern Corp. 2.903%, 2/15/23	600		584
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	590		638
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(4)	430	BRL	175
Ply Gem Industries, Inc. 144A 6.500%, 2/1/22(4)	485		470
Rexel SA 144A 5.250%, 6/15/20(4)	485		507
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(4)	140		142

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
TransDigm, Inc. 144A 6.000%, 7/15/22(4)	$490	$504

		10,507

Information Technology—0.6%
Ceridian LLC (Comdata, Inc.) 144A 8.125%, 11/15/17(4)	20	20
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	625	641
First Data Corp.
144A 8.250%, 1/15/21(4)	265	292
11.750%, 8/15/21	1,235	1,470
PIK Interest Capitalization, 144A 8.750%, 1/15/22(4)(14)	335	371
Infor Software Parent LLC PIK Interest Capitalizaition, 144A 7.125%, 5/1/21(4)(14)	125	128
Interactive Data Corp. 144A 5.875%, 4/15/19(4)	370	379
Sanmina Corp. 144A 4.375%, 6/1/19(4)	20	20
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(4)	260	243

		3,564

Materials—1.8%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	810	842
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(4)	500	514
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	445	512
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210	213
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(4)(6)	585	591
Gerdau Holdings, Inc.
144A 7.000%, 1/20/20(4)	220	249
144A 4.750%, 4/15/23(4)	725	717
Hexion U.S. Finance Corp.
8.875%, 2/1/18	330	344
6.625%, 4/15/20	335	357
Ineos Finance plc 144A 8.375%, 2/15/19(4)	365	400
INEOS Group Holdings SA 144A 5.875%, 2/1/19(4)	250	257
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	850	844
NewMarket Corp. 4.100%, 12/15/22	649	649
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	340	357
PTT Global Chemical plc RegS 4.250%, 9/19/22(5)	475	479
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(4)	305	311
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	365	399

	PAR VALUE		VALUE
Materials—(continued)
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	$420		$445
Tronox Finance LLC 6.375%, 8/15/20	355		368
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(4)	255		247
United States Steel Corp. 6.875%, 4/1/21	605		647
Vale Overseas Ltd. 4.375%, 1/11/22	580		596
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	480		556

			10,894

Telecommunication Services—1.4%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	3,000	MXN	229
AT&T, Inc. 3.875%, 8/15/21	1,185		1,260
CenturyLink, Inc. Series S, 6.450%, 6/15/21	645		703
Cincinnati Bell, Inc. 8.375%, 10/15/20	485		534
Comcel Trust 144A 6.875%, 2/6/24(4)	255		276
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,200		1,325
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	480		526
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(4)	240		250
Koninklijke KPN NV 144A 7.000%, 3/28/73(3)(4)(8)	485		515
Millicom International Cellular SA 144A 6.625%, 10/15/21(4)	200		216
Sprint Communications, Inc. 6.000%, 11/15/22	640		656
T-Mobile USA, Inc.
6.125%, 1/15/22	355		378
6.731%, 4/28/22	120		130
6.500%, 1/15/24	250		268
Telefonica Emisiones SAU 4.570%, 4/27/23	510		541
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(4)	245		247
Windstream Corp. 7.750%, 10/15/20	720		784

			8,838

Utilities—0.5%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(4)	600		609
Calpine Corp. 144A 6.000%, 1/15/22(4)	85		92
Electricite de France SA 144A 5.250% (3)(4)(7)(8)	610		622
Enel SpA 144A 8.750%, 9/24/73(3)(4)(8)	245		289

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(4)	$630	$636
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(4)	400	428
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(4)	610	626

		3,302

TOTAL CORPORATE BONDS (Identified Cost $132,944)		137,517

CONVERTIBLE BONDS—0.1%
General Electric Capital Corp. Series A 7.125%, 12/15/49(3)	500	590

TOTAL CONVERTIBLE BONDS (Identified Cost $500)		590

LOAN AGREEMENTS(3)—3.4%
Consumer Discretionary—0.6%
Bauer Performance Sports Ltd. 4.500%, 4/15/21	253	254
Brickman Group Holdings, Inc. Second Lien, 7.500%, 12/17/21	229	234
Caesars Entertainment Operating Co., Inc. Tranche B-7, 9.750%, 1/28/18	153	151
Caesars Growth Properties Holdings LLC Tranche B, First Lien 6.250%, 5/8/21	185	185
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	252	262
Clear Channel Communications, Inc. Tranche D, 6.900%, 1/30/19	329	328
Fitness International LLC 0.000%, 7/1/20(9)	441	440
Jason, Inc. 0.000%, 6/30/21(9)	163	164
Leslie’s Poolmart Tranche B, 4.250%, 10/16/19	467	468
Liberty Cablevision of Puerto Rico LLC Second Lien, 0.000%, 6/26/23(9)	36	36
Marina District Finance Co., Inc. 6.750%, 8/15/18	389	395
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	469	481
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	293	303
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	362	359

		4,060

	PAR VALUE	VALUE
Consumer Staples—0.2%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	$470	$456
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	405	421
Rite Aid Corp.
Tranche 1, Second Lien, 5.750%, 8/21/20	31	32
Tranche 2, 4.875%, 6/21/21	340	345
Shearer’s Foods LLC 0.000%, 6/30/22(9)	209	211

		1,465

Energy—0.3%
Chief Exploration & Development LLC 0.000%, 5/16/21(9)	356	365
Fieldwood Energy LLC Second Lien, 8.375%, 9/30/20	480	496
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	285	288
Templar Energy LLC Second Lien, 8.000%, 11/25/20	480	478

		1,627

Financials—0.3%
Altisource Solutions S.A R.L. Tranche B, 4.500%, 12/9/20	522	522
Asurion LLC Second Lien, 8.500%, 3/3/21	245	255
Capital Automotive LP Second Lien, 6.000%, 4/30/20	55	56
Nuveen Investments, Inc. Tranche B, Second Lien, 6.500%, 2/28/19	485	491
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20	562	556

		1,880

Health Care—0.4%
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	143	144
Second Lien, 11.000%, 1/2/19	124	124
Community Health Systems, Inc. (CHS) Tranche D, 4.250%, 1/27/21	44	44
CRC Health Corp. Tranche B, First Lien, 5.250%, 3/29/21	117	118
Curo Health Services LLC first Lien, 5.750%, 6/8/20	75	74
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	506	506

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
INC Research LLC 4.250%, 7/12/18	$175	$175
InVentiv Health, Inc. 7.500%, 8/4/16	240	242
MMM Holdings, Inc. 9.750%, 12/12/17	129	130
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	94	95
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	218	218
Sheridan Holdings, Inc. Second Lien, 8.250%, 12/20/21	248	254
Surgery Center Holdings, Inc.
First Lien, 6.000%, 4/11/19	264	264
Second Lien, 9.750%, 4/10/20	275	281
United Surgical Partners Tranche B 4.750%, 4/3/19	179	180

		2,849

Industrials—0.6%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	54	55
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	737	739
AWAS Finance Luxembourg SA 3.500%, 7/16/18	162	162
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	127	129
Doncasters Group Ltd. 4.500%, 4/9/20	442	445
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	480	492
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18	221	225
Tranche B-4, 6.000%, 8/4/19	95	97
International Equipment Solutions Global B.V. 6.750%, 8/16/19	236	239
LM U.S. Member LLC (and LM U.S. Corp. Acquisition, Inc..) 0.000%, 10/26/20(9)	365	369
Navistar, Inc. Tranche B, 5.750%, 8/17/17	330	337
U.S. Airways, Inc. Tranche B-1, 3.500%, 5/23/19	100	100
Utex Industries, Inc. 5.000%, 5/21/21	305	309

		3,698

Information Technology—0.6%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	255	258
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	11	11

	PAR VALUE	VALUE
Information Technology—(continued)
Blue Coat Systems, Inc.
4.000%, 5/31/19	$624	$625
Second Lien, 9.500%, 6/26/20	791	806
Kronos, Inc.
First Lien, 4.500%, 10/30/19	6	6
Second Lien, 9.750%, 4/30/20	389	406
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	153	157
Rovi Solutions Corp. 0.000%, 7/2/21(9)	125	125
RP Crown Parent LLC
First Lien, 6.000%, 12/21/18	363	363
Second Lien, 11.250%, 12/21/19	235	238
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	320	319
Wall Street Systems, Inc. 4.500%, 4/30/21	189	190

		3,504

Materials—0.3%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 3.750%, 6/28/19	629	630
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	240	246
Houghton International, Inc. Holding Corp. (HII Holding Corp.) First Lien, 4.000%, 12/20/19	483	484
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	345	333

		1,693

Telecommunication Services—0.1%
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	356	358

Utilities—0.0%
Atlantic Power LP 4.750%, 2/24/21	109	110
ExGen Renewables I LLC 5.250%, 2/6/21	124	127

		237

TOTAL LOAN AGREEMENTS (Identified Cost $21,182)		21,371

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCK—0.8%
Energy—0.1%
PTT Exploration & Production PCL, 144A, 4.875%(3)(4)	610,	(11)	$615

Financials—0.7%
General Electric Capital Corp. Series C, 5.250%(3)	600	(11)	607
Goldman Sachs Group, Inc. (The)(3)	485		501
JPMorgan Chase & Co. Series V, 5.000%(3)	535		532
JPMorgan Chase & Co., Series Q, 5.150%(3)	590	(11)	569
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	490	(11)	471
Wells Fargo & Co. Series K, 7.980%(3)	730	(11)	830
Zions Bancorp, 6.950%(3)	23,200		614

			4,124

TOTAL PREFERRED STOCK (Identified Cost $4,745)			4,739

COMMON STOCKS—60.0%
Consumer Discretionary—8.3%
Bridgestone Corp. Unsponsored ADR	129,150		2,252
Comcast Corp. Class A	111,000		5,959
Ford Motor Co.	334,000		5,758
Fuji Heavy Industries Ltd.	50,800		2,813
Goodyear Tire & Rubber Co. (The)	199,000		5,528
Lear Corp.	66,000		5,895
Li & Fung Ltd.	665,650		1,937
Macy’s, Inc.	92,000		5,338
Melco PBL Entertainment Ltd. ADR	65,700		2,346
Michael Kors Holdings Ltd.(2)	59,000		5,230
Tata Motors Ltd. Sponsored ADR	68,900		2,691
Time Warner, Inc.	82,000		5,761
Time, Inc.(2)	10,250		248

			51,756

Consumer Staples—2.5%
Archer-Daniels-Midland Co. (The)	121,000		5,337
Marine Harvest Asa ADR	190,400		2,612
PepsiCo, Inc.	63,000		5,629
Svenska Cellulosa AB	71,550		1,860

			15,438

Energy—8.3%
Cameco Corp.	119,250		2,338

	SHARES	VALUE
Energy—(continued)
Canadian Natural Resources Ltd.	67,900	$3,117
Chevron Corp.	43,000	5,614
Continental Resources, Inc.(2)(12)	37,000	5,847
EnCana Corp.	145,450	3,449
Helmerich & Payne, Inc.	51,000	5,922
Noble Corp. plc	162,000	5,437
Royal Dutch Shell plc ADR	34,600	3,011
Royal Dutch Shell plc ADR	—	0
Schlumberger Ltd.	48,000	5,662
Suncor Energy, Inc.	131,000	5,584
Valero Energy Corp.	103,000	5,160

		51,141

Financials—11.3%
Aflac, Inc.	90,000	5,602
Aviva plc Sponsored ADR	156,950	2,762
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR(12)	193,522	2,471
BB&T Corp.	141,000	5,560
BlackRock, Inc.	17,300	5,529
Blackstone Group LP (The)	171,000	5,718
BNP Paribas ADR	77,300	2,630
Credit Agricole S.A.	410,700	2,883
Goldman Sachs Group, Inc. (The)	33,000	5,526
ING Groep N.V. ADR(2)	211,750	2,969
Intesa Sanpaolo Sponsored ADR	160,550	2,967
JPMorgan Chase & Co.	99,000	5,704
Lincoln National Corp.	107,000	5,504
ORIX Corp. Sponsored ADR	34,400	2,857
T. Rowe Price Group, Inc.	64,000	5,402
U.S. Bancorp	133,000	5,762

		69,846

Health Care—5.4%
Abbott Laboratories	138,000	5,644
Biogen Idec, Inc.(2)	18,800	5,928
H Lundbeck A/S Sponsored ADR	91,900	2,269
HealthSouth Corp.	5,023	180
Shire plc ADR	14,100	3,320
Smith & Nephew plc Sponsored ADR	28,750	2,567
UnitedHealth Group, Inc.	67,000	5,477
Valeant Pharmaceuticals International, Inc.(2)	22,000	2,775
Zimmer Holdings, Inc.	52,000	5,401

		33,561

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—9.1%
Alaska Air Group, Inc.	57,000	$5,418
Cummins, Inc.	36,000	5,554
Deere & Co.	62,000	5,614
Dover Corp.	64,000	5,821
Hutchison Whampoa Ltd. ADR	99,250	2,719
L-3 Communications Holdings, Inc.	46,000	5,554
Nidec Corp. ADR	227,350	3,499
Parker Hannifin Corp.	45,000	5,658
Schneider Electric SA	124,450	2,340
Siemens AG Sponsored ADR	17,950	2,373
Trinity Industries, Inc.	140,000	6,121
Union Pacific Corp.	56,000	5,586

		56,257

Information Technology—9.9%
Apple, Inc.	63,700	5,920
Cisco Systems, Inc.	223,000	5,542
EMC Corp.	201,000	5,294
Google, Inc. Class A(2)	4,900	2,865
Google, Inc. Class C(2)	4,900	2,819
Hitachi Ltd. ADR	36,200	2,657
Intel Corp.	185,000	5,716
Jabil Circuit, Inc.	281,000	5,873
MasterCard, Inc. Class A	73,000	5,363
NetApp, Inc.	148,000	5,405
Oracle Corp.	132,000	5,350
QUALCOMM, Inc.	70,000	5,544
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	133,900	2,864

		61,212

Materials—3.0%
CF Industries Holdings, Inc.	23,100	5,556
CRH plc Sponsored ADR	89,000	2,301
Freeport-McMoRan Copper & Gold, Inc.	161,000	5,876
Newcrest Mining Ltd.(2)(12)	137,850	1,369
Randgold Resources Ltd. ADR	16,850	1,426
Syngenta AG ADR	27,900	2,087

		18,615

Telecommunication Services—1.8%
Nippon Telegraph & Telephone Corp. ADR	122,100	3,811
Telecom Corporation of New Zealand Ltd. Sponsored ADR	174,800	2,048

	SHARES	VALUE
Telecommunication Services—(continued)
Verizon Communications, Inc.	113,000	$5,529

		11,388

Utilities—0.4%
GDF Suez(12)	97,000	2,685

TOTAL COMMON STOCKS (Identified Cost $269,122)		371,899

TOTAL LONG TERM INVESTMENTS—98.8% (Identified cost $503,934)		612,997	(15)

SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	6,052,444	6,052

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,052)		6,052

SECURITIES LENDING COLLATERAL—1.6%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(13)	9,655,063	9,655

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $9,655)		9,655

TOTAL INVESTMENTS —101.4% (Identified Cost $519,641)		628,704	(1)
Other assets and liabilities, net—(1.4)%		(8,878)

NET ASSETS—100.0%		$619,826

Abbreviations:

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security

Foreign Currencies

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
TRY	Turkish Lira
UYU	Uruguayan Peso

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $76,772 or 12.4% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)	This loan will settle after June 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Principal amount is adjusted according to local inflation index.
(11)	Value shown as par value.
(12)	All or a portion of security is on loan.
(13)	Represents security purchased with cash collateral received for securities on loan.
(14)	100% of the income received was in cash.
(15)	All or a portion of the portfolio has been segregated for a delayed delivery security.

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	74%
Canada	3
Japan	3
United Kingdom	3
France	2
Luxembourg	1
Switzerland	1
Other	13

Total	100%

†	% of total investments as of June 30, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$12,497	$—	$12,497
Convertible Bonds	590	—	590
Corporate Bonds	137,517	—	137,517
Foreign Government Securities	11,689	—	11,689
Loan Agreements	21,371	—	21,371
Mortgage-Backed Securities	49,564	—	49,564
Municipal Bonds	1,631	—	1,631
U.S. Government Securities	1,500	—	1,500
Equity Securities:
Common Stocks	371,899	371,899	—
Preferred Stock	4,739	615	4,124
Securities Lending Collateral	9,655	9,655	—
Short-Term Investments	6,052	6,052	—

Total Investments	$628,704	$388,221	$240,483

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.8%
Consumer Discretionary—11.6%
Aaron’s, Inc.(2)	64,300	$2,292
AutoZone, Inc.(2)	3,400	1,823
Capella Education Co.	800	43
Comcast Corp. Class A	43,800	2,351
Graham Holdings Co.	950	682
Hanesbrands, Inc.	4,200	413
Harman International Industries, Inc.	18,000	1,934
Home Depot, Inc. (The)	7,100	575
Las Vegas Sands Corp.	5,700	434
Magna International, Inc. Class A	21,500	2,317
Nutri/System, Inc.	3,500	60
O’Reilly Automotive, Inc.(2)	400	60
Starwood Hotels & Resorts Worldwide, Inc.	15,300	1,237
Time Warner Cable, Inc.	2,400	353
Time Warner, Inc.	6,100	429
Tower International, Inc.(2)	14,600	538
Wynn Resorts Ltd.	9,100	1,889

		17,430

Consumer Staples—10.6%
Altria Group, Inc.	11,000	461
Archer-Daniels-Midland Co. (The)	53,700	2,369
CVS Caremark Corp.	6,500	490
Kimberly-Clark Corp.	18,700	2,080
Kroger Co. (The)	29,700	1,468
Lorillard, Inc.	13,800	841
Molson Coors Brewing Co. Class B	34,800	2,581
Monster Beverage Corp.(2)	1,000	71
Pilgrim’s Pride Corp(2)	89,400	2,446
Sanderson Farms, Inc.	23,700	2,304
Tyson Foods, Inc. Class A	19,000	713

		15,824

Energy—9.1%
Baker Hughes, Inc.	23,000	1,712
ConocoPhillips	33,100	2,838
EnCana Corp.	1,300	31
EOG Resources, Inc.	24,300	2,840
Helmerich & Payne, Inc.	21,200	2,461
Matrix Service Co.(2)	21,700	712
Patterson-UTI Energy, Inc.	7,200	252
REX American Resources Corp.(2)	3,200	235

	SHARES	VALUE
Energy—(continued)
Suncor Energy, Inc.	19,100	$814
Valero Energy Corp.	34,700	1,738

		13,633

Financials—13.6%
ACE Ltd.	5,100	529
Alleghany Corp.(2)	3,200	1,402
Allied World Assurance Co. Holdings Ltd.	18,000	684
Ameriprise Financial, Inc.	600	72
Aspen Insurance Holdings Ltd.	4,500	204
Assurant, Inc.	700	46
Berkshire Hathaway, Inc. Class A(2)	3	570
Berkshire Hathaway, Inc. Class B(2)	2,600	329
C&F Financial Corp.	1,400	50
Capital One Financial Corp.	8,700	719
CBRE Group, Inc.(2)	3,800	122
Charles Schwab Corp. (The)	17,100	461
Discover Financial Services	5,200	322
E*Trade Financial Corp.(2)	108,200	2,300
First Bancorp	17,400	319
First Citizens BancShares, Inc. Class A	2,300	563
Great Southern Bancorp, Inc.	1,300	42
Interactive Brokers Group, Inc. Class A	1,400	33
Lazard Ltd. Class A	9,600	495
Lincoln National Corp.	46,800	2,407
Midsouth Bancorp, Inc.	5,600	111
Old Republic International Corp.	46,800	774
PartnerRe Ltd.	15,600	1,704
PNC Financial Services Group, Inc.	21,600	1,923
Principal Financial Group, Inc.	3,900	197
Simmons First National Corp. Class A	2,200	87
State Bank Financial Corp.	18,200	308
SunTrust Banks, Inc.	51,500	2,063
SVB Financial Group(2)	400	47
Wells Fargo & Co.	4,200	221
Wintrust Financial Corp.	27,700	1,274

		20,378

Health Care—15.2%
AbbVie, Inc.	18,200	1,027
Aetna, Inc.	14,200	1,151
Biogen Idec, Inc.(2)	2,500	788
Boston Scientific Corp.(2)	39,900	510
Cardinal Health, Inc.	12,100	830

1

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
Celgene Corp.(2)	4,200	$361
CIGNA Corp.	25,200	2,318
Gilead Sciences, Inc.(2)	8,400	696
Johnson & Johnson	39,400	4,122
McKesson Corp.	9,100	1,694
Quintiles Transnational Holdings, Inc.(2)	1,500	80
Shire plc ADR	12,600	2,967
Stryker Corp.	400	34
Teva Pharmaceutical Industries Ltd.	39,400	2,065
Thermo Fisher Scientific, Inc.	17,600	2,077
United Therapeutics Corp.(2)	900	80
WellCare Health Plans, Inc.(2)	5,700	426
WellPoint, Inc.	14,600	1,571

		22,797

Industrials—12.8%
AAON, Inc.	4,800	161
Boeing Co. (The)	9,800	1,247
Delta Air Lines, Inc.	37,600	1,456
Engility Holdings, Inc.(2)	1,700	65
General Dynamics Corp.	3,500	408
Huntington Ingalls Industries, Inc.	21,700	2,052
Illinois Tool Works, Inc.	500	44
L-3 Communications Holdings, Inc.	3,500	423
Lockheed Martin Corp.	16,700	2,684
Manpower, Inc.	24,100	2,045
Northrop Grumman Corp.	20,400	2,440
Raytheon Co.	26,500	2,445
Southwest Airlines Co.	90,600	2,433
Trinity Industries, Inc.	2,200	96
Union Pacific Corp.	12,400	1,237

		19,236

Information Technology—17.2%
Akamai Technologies, Inc.(2)	17,700	1,081
Amdocs Ltd.	43,400	2,011
Apple, Inc.	18,200	1,691
AVG Technologies NV	27,900	562
Computer Sciences Corp.	20,400	1,289
Convergys Corp.	31,300	671
Electronic Arts, Inc.(2)	63,800	2,289
Fleetcor Technologies, Inc.(2)	4,100	540
Google, Inc. Class A(2)	300	176
Hewlett-Packard Co.	71,000	2,391

	SHARES	VALUE
Information Technology—(continued)
Intel Corp.	34,800	$1,075
Intersil Corp. Class A	57,300	857
Lexmark International, Inc. Class A	49,500	2,384
LogMeIn, Inc.(2)	15,000	699
Manhattan Associates, Inc.(2)	22,400	771
Micron Technology, Inc.(2)	6,900	227
Microsoft Corp.	21,700	905
QUALCOMM, Inc.	19,600	1,552
SanDisk Corp.	15,200	1,587
Skyworks Solutions, Inc.	49,500	2,325
WebMD Health Corp.(2)	900	44
Zebra Technologies Corp. Class A(2)	7,900	650

		25,777

Materials—3.7%
Compass Minerals International, Inc.	15,400	1,475
Dow Chemical Co. (The)	5,700	293
PPG Industries, Inc.	8,800	1,849
Westlake Chemical Corp.	23,300	1,952

		5,569

Specialized REITs—1.1%
AG Mortgage Investment Trust, Inc.	45,600	863
Aviv REIT, Inc.	1,900	54
Capstead Mortgage Corp.	55,600	731

		1,648

Telecommunication Services—1.7%
American Tower Corp.	600	54
Verizon Communications, Inc.	50,200	2,456

		2,510

Utilities—2.2%
Edison International	39,700	2,307
Entergy Corp.	3,100	254
Exelon Corp.	13,800	503
Vectren Corp.	4,200	179

		3,243

TOTAL COMMON STOCKS (Identified Cost $126,062)		148,045

TOTAL LONG TERM INVESTMENTS—98.8% (Identified cost $126,062)		148,045

2

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.1%
Money Market Mutual Funds—1.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,652,746	$1,653

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,653)		1,653

TOTAL INVESTMENTS—99.9% (Identified Cost $127,715)		149,698	(1)
Other assets and liabilities, net—0.1%		89

NET ASSETS—100.0%		$149,787

Abbreviations:

ADR American Depositary Receipt

REIT Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

	Expiration Date	Number of Contracts	Value of Contracts When Opened	Market Value of Contracts	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	September 2014	15	$1,455	$1,464	$9

3

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	92%
United Kingdom	3
Canada	2
Bermuda	1
Israel	1
Switzerland	1

Total	100%

† % of total investments as of June 30, 2014

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$148,045	$148,045
Short-Term Investments	1,653	1,653

Total Investments	$149,698	$149,698

Other Financial Instruments:
Futures Contracts*	$9	$9

*Valued	at the unrealized appreciation (depreciation) on the investment.

There are no Level 2 (significant observable inputs) priced securities or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.0%
Consumer Discretionary—13.4%
Advance Auto Parts, Inc.	753	$101
Dick’s Sporting Goods, Inc.	3,068	143
Dollar Tree, Inc.(2)	4,076	222
Ross Stores, Inc.	3,100	205

		671

Consumer Staples—7.8%
Brown-Forman Corp. Class B	871	82
Church & Dwight Co., Inc.	1,339	94
Monster Beverage Corp.(2)	3,021	214

		390

Energy—6.6%
Core Laboratories N.V.	1,056	176
Dresser-Rand Group, Inc.(2)	2,417	154

		330

Financials—11.0%
First Cash Financial Services, Inc.(2)	1,720	99
RLI Corp.	2,653	122
Signature Bank(2)	1,287	162
T. Rowe Price Group, Inc.	2,007	169

		552

Health Care—14.9%
Cooper Companies, Inc.	730	99
Edwards Lifesciences Corp.(2)	2,489	214
Sirona Dental Systems, Inc.(2)	2,890	238
Waters Corp.(2)	915	96
Zoetis, Inc.	3,137	101

		748

Industrials—22.6%
Copart, Inc.(2)	3,989	143
Equifax, Inc.	1,722	125
Expeditors International of Washington, Inc.	4,139	183
Graco, Inc.	1,415	111
Nordson Corp.	1,855	149
Rockwell Collins, Inc.	2,261	177
Towers Watson & Co. Class A	1,260	131
WABCO Holdings, Inc.(2)	1,078	115

		1,134

	SHARES	VALUE
Information Technology—11.2%
Amphenol Corp. Class A	1,939	$187
ANSYS, Inc.(2)	2,201	167
Intuit, Inc.	2,585	208

		562

Materials—6.6%
International Flavors & Fragrances, Inc.	1,260	131
Sigma-Aldrich Corp.	1,968	200

		331

Utilities—1.9%
Questar Corp.	3,971	99

TOTAL COMMON STOCKS (Identified Cost $3,588)		4,817

TOTAL LONG TERM INVESTMENTS—96.0% (Identified cost $3,588)		4,817

SHORT-TERM INVESTMENTS—3.1%
Money Market Mutual Funds—3.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	154,085	154

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $154)		154

TOTAL INVESTMENTS—99.1% (Identified Cost $3,742)		4,971	(1)
Other assets and liabilities, net—0.9%		45

NET ASSETS—100.0%		$5,016

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$4,817	$4,817
Short-Term Investments	154	154

Total Investments	$4,971	$4,971

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.7%
Consumer Discretionary—16.8%
Capella Education Co.	22,700	$1,235
Dollar Tree, Inc.(2)	27,100	1,476
Domino’s Pizza, Inc.	25,000	1,827
HomeAway, Inc.(2)	72,300	2,517
Morningstar, Inc.	25,200	1,810
Pool Corp.	32,400	1,832
Ross Stores, Inc.	19,000	1,256
TripAdvisor, Inc.(2)	24,100	2,619

		14,572

Consumer Staples—9.7%
Brown-Forman Corp. Class B	26,350	2,481
McCormick & Co., Inc.	24,500	1,754
Mead Johnson Nutrition Co.	21,500	2,003
Monster Beverage Corp.(2)	31,000	2,202

		8,440

Energy—4.1%
Cameron International Corp.(2)	30,900	2,092
Core Laboratories N.V.	8,600	1,437

		3,529

Financials—8.8%
Fifth Third Bancorp	89,200	1,905
Financial Engines, Inc.	42,400	1,920
MarketAxess Holdings, Inc.	23,700	1,281
T. Rowe Price Group, Inc.	29,800	2,515

		7,621

Health Care—13.3%
athenahealth, Inc.(2)	14,200	1,777
Cerner Corp.(2)	33,100	1,707
Intuitive Surgical, Inc.(2)	4,050	1,668
Medidata Solutions, Inc.(2)	25,700	1,100
Perrigo Co. plc	14,400	2,099
Sirona Dental Systems, Inc.(2)	23,100	1,905
Zoetis, Inc.	40,900	1,320

		11,576

Industrials—18.0%
Donaldson Co., Inc.	42,300	1,790
Expeditors International of Washington, Inc.	32,000	1,413
Fastenal Co.	46,000	2,277
MSC Industrial Direct Co., Inc. Class A	29,400	2,812

	SHARES	VALUE
Industrials—(continued)
Proto Labs, Inc.(2)	24,200	$1,983
Roper Industries, Inc.	15,300	2,234
Stericycle, Inc.(2)	15,000	1,776
Towers Watson & Co. Class A	12,400	1,292

		15,577

Information Technology—26.9%
Amphenol Corp. Class A	25,400	2,447
ANSYS, Inc.(2)	28,100	2,130
CoStar Group, Inc.(2)	12,100	1,915
Ellie Mae, Inc.(2)	50,400	1,569
First Solar, Inc.(2)	25,200	1,791
Fleetmatics Group plc(2)	45,100	1,458
Gartner, Inc.(2)	35,700	2,518
MercadoLibre, Inc.	29,800	2,843
SolarWinds, Inc.(2)	54,300	2,099
Tableau Software, Inc. Class A(2)	22,100	1,577
Twitter Inc(2)	34,000	1,392
Xilinx, Inc.	33,100	1,566

		23,305

Materials—2.1%
Airgas, Inc.	16,600	1,808

TOTAL COMMON STOCKS (Identified Cost $71,384)		86,428

TOTAL LONG TERM INVESTMENTS—99.7% (Identified cost $71,384)		86,428

SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	324,638	325

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $325)		325

TOTAL INVESTMENTS—100.1% (Identified Cost $71,709)		86,753	(1)
Other assets and liabilities, net—(0.1)%		(65)

NET ASSETS—100.0%		$86,688

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$86,428	$86,428
Short-Term Investments	325	325

Total Investments	$86,753	$86,753

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period

VIRTUS MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.8%
Consumer Discretionary—5.5%
Big Lots, Inc.	347,370	$15,875
TJX Cos., Inc.	247,950	13,178

		29,053

Consumer Staples—11.1%
Avon Products, Inc.	294,220	4,299
ConAgra Foods, Inc.	544,220	16,152
Koninklijke Ahold NV	728,669	13,684
Safeway, Inc.	708,380	24,326

		58,461

Energy—21.6%
CONSOL Energy, Inc.	350,620	16,153
Devon Energy Corp.	204,040	16,201
Kinder Morgan, Inc.	245,942	8,918
Nabors Industries Ltd.	753,180	22,121
Occidental Petroleum Corp.	122,000	12,521
ONEOK, Inc.	355,240	24,185
Rowan Cos. plc Class A	428,770	13,690

		113,789

Financials—4.1%
Weyerhaeuser Co.(3)	650,040	21,510

Industrials—18.8%
Con-way, Inc.	201,100	10,137
Owens Corning, Inc.	398,360	15,408
Raytheon Co.	195,660	18,050
Republic Services, Inc.	532,282	20,211
SPX Corp.	79,860	8,642
USG Corp.(2)(3)	432,080	13,018
Xylem, Inc.	348,720	13,628

		99,094

Materials—29.1%
Alcoa, Inc.	1,318,760	19,636
Allegheny Technologies, Inc.	297,040	13,397
Ball Corp.	195,980	12,284
Crown Holdings, Inc.(2)	430,120	21,403
Dow Chemical Co. (The)	373,000	19,195
FMC Corp.	176,870	12,591
International Paper Co.	432,740	21,840
Owens-Illinois, Inc.(2)	617,420	21,387

	SHARES	VALUE
Materials—(continued)
Sealed Air Corp.	354,930	$12,128

		153,861

Utilities—3.6%
Dominion Resources, Inc.	234,200	16,750
ONE Gas, Inc.	62,460	2,358

		19,108

TOTAL COMMON STOCKS (Identified Cost $312,702)		494,876

TOTAL LONG TERM INVESTMENTS—93.8% (Identified cost $312,702)		494,876

SHORT-TERM INVESTMENTS—6.0%
Money Market Mutual Funds—6.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	31,669,542	31,670

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $31,670)		31,670

SECURITIES LENDING COLLATERAL—5.8%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(4)	30,691,538	30,692

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $30,692)		30,692

TOTAL INVESTMENTS—105.6% (Identified Cost $375,064)		557,238	(1)
Other assets and liabilities, net—(5.6)%		(29,534)

NET ASSETS—100.0%		$527,704

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

1

VIRTUS MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	91%
Bermuda	4
United Kingdom	3
Netherlands	2

Total	100%

† % of total investments as of June 30, 2014

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$494,876	$494,876
Securities Lending Collateral	30,692	30,692
Short-Term Investments	31,670	31,670

Total Investments	$557,238	$557,238

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%
Consumer Discretionary—13.8%
Las Vegas Sands Corp.	12,963	$988
Lowe’s Cos., Inc.	34,900	1,675
Time Warner, Inc.	31,400	2,206
TJX Cos., Inc.	36,200	1,924
VF Corp.	33,100	2,085

		8,878

Consumer Staples—6.9%
Coca-Cola Co. (The)	34,400	1,457
Coca-Cola Enterprises, Inc.	28,300	1,352
Diageo plc Sponsored ADR	8,600	1,095
Kimberly-Clark Corp.	4,980	554

		4,458

Energy—10.1%
Apache Corp.	14,500	1,459
Exxon Mobil Corp.	17,600	1,772
Halliburton Co.	13,706	973
National Oilwell Varco, Inc.	27,500	2,265

		6,469

Financials—26.1%
Aflac, Inc.	22,300	1,388
American Express Co.	28,600	2,713
Charles Schwab Corp. (The)	48,000	1,293
CME Group, Inc.	22,400	1,589
Franklin Resources, Inc.	41,100	2,377
PNC Financial Services Group, Inc. (The)	32,900	2,930
Travelers Cos., Inc. (The)	28,700	2,700
US Bancorp	41,800	1,811

		16,801

Health Care—9.4%
Covidien plc	22,300	2,011
Johnson & Johnson	22,200	2,322
Novartis AG ADR	19,100	1,729

		6,062

Industrials—12.4%
3M Co.	18,400	2,635
Emerson Electric Co.	16,500	1,095
Illinois Tool Works, Inc.	18,100	1,585

	SHARES	VALUE
Industrials—(continued)
Union Pacific Corp.	26,800	$2,673

		7,988

Information Technology—11.4%
Analog Devices, Inc.	30,200	1,633
Apple, Inc.	29,750	2,765
Applied Materials, Inc.	130,000	2,931

		7,329

Materials—4.4%
International Flavors & Fragrances, Inc.	14,200	1,481
PPG Industries, Inc.	6,500	1,366

		2,847

Utilities—5.0%
AGL Resources, Inc.	44,000	2,421
Questar Corp.	32,800	814

		3,235

TOTAL COMMON STOCKS (Identified Cost $40,907)		64,067

TOTAL LONG TERM INVESTMENTS—99.5% (Identified cost $40,907)		64,067

SHORT-TERM INVESTMENTS—0.5%
Money Market Mutual Funds—0.5%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	345,575	346

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $346)		346

TOTAL INVESTMENTS—100.0% (Identified Cost $41,253)		64,413	(1)
Other assets and liabilities, net—0.0%		(16)

NET ASSETS—100.0%		$64,397

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	92%
Ireland	3
Switzerland	3
United Kingdom	2

Total	100%

† % of total investments as of June 30, 2014

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$64,067	$64,067
Short-Term Investments	346	346

Total Investments	$64,413	$64,413

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS QUALITY SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.3%
Consumer Discretionary—9.9%
Cheesecake Factory, Inc. (The)	85,300	$3,960
Cinemark Holdings, Inc.	265,000	9,371
Interval Leisure Group, Inc.	380,000	8,337
Wolverine World Wide, Inc.	190,000	4,951

		26,619

Consumer Staples—8.6%
National Beverage Corp.(2)	439,304	8,311
Village Super Market, Inc. Class A	90,000	2,127
WD-40 Co.	168,254	12,656

		23,094

Energy—5.8%
CARBO Ceramics, Inc.	100,896	15,550

Financials—18.7%
Bank of Hawaii Corp.	68,000	3,991
Eaton Vance Corp.	249,991	9,447
First Cash Financial Services, Inc.(2)	190,800	10,988
Primerica, Inc.	119,406	5,714
RLI Corp.	266,712	12,210
Westamerica Bancorp	149,368	7,809

		50,159

Health Care—5.9%
HealthSouth Corp.	820	29
Owens & Minor, Inc.	227,338	7,725
Patterson Cos., Inc.	205,000	8,100

		15,854

Industrials—17.7%
CLARCOR, Inc.	142,061	8,786
Corporate Executive Board Co. (The)	160,782	10,969
Graco, Inc.	151,767	11,850
Landstar System, Inc.	198,228	12,687
Sun Hydraulics Corp.	77,000	3,125

		47,417

Information Technology—25.3%
American Software, Inc. Class A	374,937	3,699
Badger Meter, Inc.	164,517	8,662
Cabot Microelectronics Corp.(2)	190,900	8,524
Cass Information Systems, Inc.	217,819	10,778
Cognex Corp.(2)	153,856	5,908

	SHARES	VALUE
Information Technology—(continued)
Computer Services, Inc.	148,094	$5,057
Jack Henry & Associates, Inc.	188,150	11,182
Monotype Imaging Holdings, Inc.	144,299	4,068
Syntel Co.(2)	116,043	9,975

		67,853

Materials—1.8%
Balchem Corp.	93,336	4,999

Utilities—3.6%
Questar Corp.	392,000	9,721

TOTAL COMMON STOCKS (Identified Cost $173,494)		261,266

TOTAL LONG TERM INVESTMENTS—97.3% (Identified cost $173,494)		261,266

SHORT-TERM INVESTMENTS—2.8%
Money Market Mutual Funds—2.8%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	7,468,788	7,469

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,469)		7,469

TOTAL INVESTMENTS—100.1% (Identified Cost $180,963)		268,735	(1)
Other assets and liabilities, net—(0.1)%		(337)

NET ASSETS—100.0%		$268,398

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$261,266	$261,266
Short-Term Investments	7,469	7,469

Total Investments	$268,735	$268,735

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.6%
Consumer Discretionary—10.3%
Hibbett Sports, Inc.(2)	228,900	$12,399
NVR, Inc.(2)	12,600	14,498
Pool Corp.	138,950	7,859
Thor Industries, Inc.	112,900	6,421

		41,177

Consumer Staples—1.5%
Chefs’ Warehouse, Inc. (The)(2)	300,000	5,931

Energy—1.0%
RPC, Inc.	169,100	3,972

Financials—17.0%
Brown & Brown, Inc.	466,200	14,317
Cohen & Steers, Inc.	241,211	10,464
Federated Investors, Inc. Class B	333,579	10,314
MarketAxess Holdings, Inc.	180,500	9,758
Primerica, Inc.	150,000	7,178
RLI Corp.	344,000	15,748

		67,779

Health Care—18.7%
Abaxis, Inc.	344,700	15,274
Computer Programs & Systems, Inc.	270,800	17,223
Owens & Minor, Inc.	338,300	11,495
Sirona Dental Systems, Inc.(2)	239,600	19,757
Techne Corp.	116,330	10,769

		74,518

Industrials—27.6%
Advisory Board Co. (The)(2)	66,864	3,463
CLARCOR, Inc.	166,600	10,304
Copart, Inc.(2)	526,500	18,933
Exponent, Inc.	279,863	20,741
Landstar System, Inc.	185,200	11,853
Lincoln Electric Holdings, Inc.	62,200	4,346
MRC Global, Inc.(2)	543,000	15,361
RBC Bearings, Inc.	106,648	6,831
Rollins, Inc.	141,200	4,236
Toro Co. (The)	213,800	13,598

		109,666

Information Technology—17.4%
ANSYS, Inc.(2)	171,838	13,029

	SHARES	VALUE
Information Technology—(continued)
Blackbaud, Inc.	228,954	$8,183
CDW Corp.	216,000	6,888
FactSet Research Systems, Inc.	151,700	18,246
Hittite Microwave Corp.	53,980	4,208
Jack Henry & Associates, Inc.	314,300	18,679

		69,233

Materials—2.1%
AptarGroup, Inc.	124,000	8,309

TOTAL COMMON STOCKS (Identified Cost $282,402)		380,585

TOTAL LONG TERM INVESTMENTS—95.6% (Identified cost $282,402)		380,585

SHORT-TERM INVESTMENTS—1.5%
Money Market Mutual Funds—1.5%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	5,869,564	5,870

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,870)		5,870

TOTAL INVESTMENTS—97.1% (Identified Cost $288,272)		386,455	(1)
Other assets and liabilities, net—2.9%		11,734

NET ASSETS—100.0%		$398,189

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$380,585	$380,585
Short-Term Investments	5,870	5,870

Total Investments	$386,455	$386,455

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.0%
Consumer Discretionary—16.6%
Aaron’s, Inc.	70,600	$2,516
Hibbett Sports, Inc.(2)	100,400	5,439
HomeAway, Inc.(2)	66,000	2,298
Monro Muffler Brake, Inc.	51,000	2,713
Morningstar, Inc.	62,578	4,494
Pool Corp.	43,200	2,443

		19,903

Consumer Staples—7.9%
Chefs’ Warehouse, Inc. (The)(2)	307,000	6,070
PriceSmart, Inc.	39,100	3,403

		9,473

Financials—9.0%
Cohen & Steers, Inc.	61,900	2,685
Financial Engines, Inc.	102,851	4,657
MarketAxess Holdings, Inc.	63,000	3,406

		10,748

Health Care—13.3%
Abaxis, Inc.	94,100	4,170
National Research Corp. Class A(2)	196,668	2,751
Sirona Dental Systems, Inc.(2)	65,400	5,393
Techne Corp.	38,700	3,582

		15,896

Industrials—14.2%
AAON, Inc.	62,000	2,078
Copart, Inc.(2)	127,200	4,574
Heartland Express, Inc.	87,500	1,867
HEICO Corp. Class A	71,733	2,912
HUB Group, Inc. Class A(2)	84,500	4,259
Omega Flex, Inc.	69,400	1,362

		17,052

Information Technology—33.7%
ANSYS, Inc.(2)	43,400	3,291
Ellie Mae, Inc.(2)	144,000	4,483
FactSet Research Systems, Inc.	34,200	4,114
FLIR Systems, Inc.	85,100	2,956
Forrester Research, Inc.	101,200	3,833
Hittite Microwave Corp.	84,200	6,563
MercadoLibre, Inc.	60,200	5,743
Mesa Laboratories, Inc.	30,100	2,527

	SHARES	VALUE
Information Technology—(continued)
NVE Corp.(2)	100,200	$5,570
Shutterstock, Inc.(2)	14,500	1,203

		40,283

Materials—3.3%
UFP Technologies, Inc.(2)	163,600	3,941

TOTAL COMMON STOCKS (Identified Cost $84,659)		117,296

TOTAL LONG TERM INVESTMENTS—98.0% (Identified cost $84,659)		117,296

SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,168,099	1,168

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,168)		1,168

TOTAL INVESTMENTS—99.0% (Identified Cost $85,827)		118,464	(1)
Other assets and liabilities, net—1.0%		1,189

NET ASSETS—100.0%		$119,653

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$117,296	$117,296
Short-Term Investments	1,168	1,168

Total Investments	$118,464	$118,464

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%
Consumer Discretionary—18.1%
Home Depot, Inc. (The)	114,320	$9,255
Las Vegas Sands Corp.	54,900	4,184
NIKE, Inc. Class B	142,960	11,087
Priceline Group, Inc. (The)(2)	12,680	15,254
Ross Stores, Inc.	125,900	8,326
Starbucks Corp.	161,710	12,513
Time Warner, Inc.	83,210	5,845
TripAdvisor, Inc.(2)	93,260	10,134

		76,598

Consumer Staples—10.8%
Coca-Cola Co. (The)	259,050	10,974
Colgate-Palmolive Co.	202,130	13,781
Costco Wholesale Corp.	68,323	7,868
Estee Lauder Cos., Inc. (The) Class A	77,000	5,718
Monster Beverage Corp.(2)	102,661	7,292

		45,633

Energy—3.9%
Core Laboratories N.V.	34,340	5,737
Schlumberger Ltd.	91,010	10,735

		16,472

Financials—5.0%
Charles Schwab Corp. (The)	222,300	5,987
Fifth Third Bancorp	171,000	3,651
T. Rowe Price Group, Inc.	139,480	11,773

		21,411

Health Care—11.0%
Celgene Corp.(2)	88,880	7,633
Cerner Corp.(2)	103,701	5,349
Gilead Sciences, Inc.(2)	120,970	10,030
HealthSouth Corp.	2,453	88
Intuitive Surgical, Inc.(2)	14,455	5,952
Medidata Solutions, Inc.(2)	75,140	3,217
Perrigo Co. plc	53,130	7,744
Zoetis, Inc.	203,660	6,572

		46,585

Industrials—13.1%
Danaher Corp.	111,130	8,749
Expeditors International of Washington, Inc.	243,940	10,773
Fastenal Co.	188,619	9,335

	SHARES	VALUE
Industrials—(continued)
MSC Industrial Direct Co., Inc. Class A	101,286	$9,687
Precision Castparts Corp.	31,470	7,943
Roper Industries, Inc.	63,820	9,318

		55,805

Information Technology—33.4%
Accenture plc Class A	107,270	8,672
Amphenol Corp. Class A	176,710	17,024
ANSYS, Inc.(2)	122,930	9,321
Apple, Inc.	299,390	27,822
Applied Materials, Inc.	544,140	12,270
Baidu, Inc. Sponsored ADR(2)	57,840	10,805
CoStar Group, Inc.(2)	45,895	7,264
Facebook, Inc. Class A(2)	362,010	24,360
Fleetmatics Group plc(2)	100,240	3,242
Visa, Inc. Class A	56,350	11,873
Xilinx, Inc.	192,550	9,110

		141,763

Materials—4.2%
Ecolab, Inc.	81,590	9,084
Praxair, Inc.	64,950	8,628

		17,712

TOTAL COMMON STOCKS (Identified Cost $285,540)		421,979

TOTAL LONG TERM INVESTMENTS—99.5% (Identified cost $285,540)		421,979

SHORT-TERM INVESTMENTS—0.6%
Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	2,616,490	2,616

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,616)		2,616

TOTAL INVESTMENTS—100.1% (Identified Cost $288,156)		424,595	(1)
Other assets and liabilities, net—(0.1)%		(495)

NET ASSETS—100.0%		$424,100

Abbreviations:

ADR American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$421,979	$421,979
Short-Term Investments	2,616	2,616

Total Investments	$424,595	$424,595

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.1%
Alabama—0.1%
County of Jefferson, Sewer Revenue Sub-Lien Warrants, Series D 6.000%, 10/1/42	$140		$153

Iowa—0.0%
State Finance Authority Midwestern Disaster Area, Iowa Fertilizer Co. LLC Project Taxable 5.500%, 12/1/22	115		120

TOTAL MUNICIPAL BONDS (Identified Cost $261)			273

FOREIGN GOVERNMENT SECURITIES—3.6%
Argentine Republic
Series X, 7.000%, 4/17/17	115		108
8.750%, 5/7/24	80		75
Series NY, 8.280%, 12/31/33	287		242
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(5)	85		75
RegS 8.250%, 10/13/24(5)	140		113
7.650%, 4/21/25	320		248
9.375%, 1/13/34	245		207
Commonwealth of Australia Series 130, 4.750%, 6/15/16	370	AUD	364
Commonwealth of New Zealand Series 415,
6.000%, 4/15/15	250	NZD	223
Federative Republic of Brazil 8.500%, 1/5/24	1,140	BRL	499
Hungary
4.000%, 3/25/19	145		150
5.750%, 11/22/23	68		75
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	200		200
Mongolia 144A 5.125%, 12/5/22(4)(5)	200		176
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(4)	162		161
Republic of Chile 5.500%, 8/5/20	95,000	CLP	179
Republic of Colombia
12.000%, 10/22/15	121,000	COP	70
Treasury Note, Series B, 11.250%, 10/24/18	230,500	COP	146
4.375%, 3/21/23	386,000	COP	188
Republic of Costa Rica 144A 4.375%, 4/30/25(4)	200		188
Republic of Croatia 144A 6.375%, 3/24/21(4)	215		236
Republic of Iceland 144A 5.875%, 5/11/22(4)	240		265
Republic of Indonesia

	PAR VALUE		VALUE
Series FR30, 10.750%, 5/15/16	$3,731,000	IDR	$334
Series FR55, 7.375%, 9/15/16	997,000	IDR	84
Series FR63, 5.625%, 5/15/23	1,061,000	IDR	75
Republic of Peru
GDN 144A 7.840%, 8/12/20(4)	220	PEN	90
RegS 6.900%, 8/12/37(5)	335	PEN	125
Republic of Philippines 4.950%, 1/15/21	5,000	PHP	122
Republic of Slovak 144A 4.375%, 5/21/22(4)	200		213
Republic of South Africa Series R203, 8.250%, 9/15/17	1,125	ZAR	109
Republic of Sri Lanka 144A 6.000%, 1/14/19(4)	200		211
Republic of Uruguay 4.375%, 12/15/28	2,500	UYU(10)	150
Russian Federation
144A 7.850%, 3/10/18(4)	10,000	RUB	293
144A 4.875%, 9/16/23(4)	400		413
United Mexican States
Series M, 6.000%, 6/18/15	4,715	MXN	373
Series M, 6.500%, 6/9/22	6,270	MXN	514

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $7,469)			7,294

MORTGAGE-BACKED SECURITIES—3.3%
Non-Agency—3.3%
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	200		208
Banc of America Alternative Loan Trust 07-2, 2A4 5.750%, 6/25/37	180		142
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	65		67
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	238		250
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(3)	375		429
Bear Stearns Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(3)	150		158
06-PW13, AM 5.582%, 9/11/41(3)	375		407
07-T28, A3 5.793%, 9/11/42	300		300
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
5.000%, 8/25/35	103		104
Credit Suisse Commercial Mortgage Trust
07-C4, A1AM 6.051%, 9/15/39(3)	170		186
07 - C5, A1AM 5.870%, 9/15/40(3)	114		118

1

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 2.751%, 5/25/24(3)	$215	$215
Goldman Sachs Mortgage Pass-Through-Securities Mortgage Loan Trust
05-RP1, 1A3 144A 8.000%, 1/25/35(4)	269	285
06-RP1, 1A4 144A 8.500%, 1/25/36(4)	137	147
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.997%, 8/10/45(3)	45	50
GSR Mortgage Loan Trust 05-AR4, 6A1 5.211%, 7/25/35(3)	196	197
JPMorgan Chase (Washington Mutual) Commercial Mortgage Securities Trust 06-SL1, A 144A 4.469%, 11/23/43(3)(4)	5	5
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(4)	350	382
06-LDP9, A3 5.336%, 5/15/47	185	201
07-LDPX, AM 5.464%, 1/15/49(3)	175	186
JPMorgan Chase Mortgage Trust 14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	227	233
Lehman Brothers Commercial Mortgage Trust 07-C3, A4 6.090%, 7/15/44(3)	160	178
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	102	103
MASTR Reperforming Loan Trust
05-1, 1A2 144A 6.500%, 8/25/34(4)	165	169
05-1, 1A5 144A 8.000%, 8/25/34(4)	199	205
Morgan Stanley Capital I Trust
05-IQ10, A4B 5.284%, 9/15/42(3)	365	382
07-IQ14, AM 5.869%, 4/15/49(3)	137	146
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(4)	205	208
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	285	298
04-R3, A1 144A 6.500%, 2/25/35(4)	69	71
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	121	127
Residential Funding Mortgage Securities I, Inc. 05-S9, A9 5.500%, 12/25/35	217	216
Structured Asset Securities Corp. Mortgage Pass - Through Certificates 02-AL1, A3 3.450%, 2/25/32	139	137
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 3.868%, 1/25/37(3)	148	148

	PAR VALUE		VALUE

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,440)			6,658

ASSET-BACKED SECURITIES—1.4%
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1 AF5A 5.419%, 7/25/35(3)	$216		$210
05-12, 1A4 5.323%, 2/25/36(3)	320		322
05-12, 2A4 5.575%, 2/25/36(3)	160		154
Carfinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(4)	254		261
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(4)	172		176
Exeter Automobile Receivables Trust 14-1A, C 144A 3.570%, 7/15/19(4)	140		144
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	253		256
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	157		160
LEAF Receivables Funding 9 LLC 13-1, E1 144A 6.000%, 9/15/21(4)	164		168
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	91		92
New Century Home Equity Loan Trust 05-A, A4W 4.812%, 8/25/35(3)	182		190
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)	114		120
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.550%, 9/25/33(3)	125		129
06-H11, M1 6.010%, 2/25/36(3)	126		128
07-HI1, A3 5.720%, 3/25/37	85		88
Terwin Mortgage Trust 04-15AL, A1 144A 5.676%, 7/25/34(3)(4)	94		91

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,613)			2,689

CORPORATE BONDS—21.2%
Consumer Discretionary—3.5%
Arcelik AS 144A 5.000%, 4/3/23(4)	285		275
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	285	BRL	124
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(4)	190		190

2

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Boyd Gaming Corp. 9.000%, 7/1/20	$190	$210
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(4)	175	186
144A 6.125%, 7/1/22(4)	55	57
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	40	34
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(4)	65	68
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(4)	95	97
Chrysler Group LLC 8.250%, 6/15/21	215	244
Churchill Downs, Inc. 144A 5.375%, 12/15/21(4)	175	180
Clear Channel Communications, Inc. 144A 10.000%, 1/15/18(4)	50	49
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	380	412
Columbus International, Inc. 144A 7.375%, 3/30/21(4)	200	216
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(4)	5	5
144A 4.875%, 11/1/20(4)	140	144
144A 5.375%, 11/1/23(4)	5	5
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	130	146
Guitar Center, Inc. 144A 9.625%, 4/15/20(4)	45	43
Hot Topic, Inc. 144A 9.250%, 6/15/21(4)	95	106
Intelsat Jackson Holdings SA 5.500%, 8/1/23	130	130
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	190	193
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	125	138
Lear Corp. 5.375%, 3/15/24	140	145
Meritor, Inc. 6.750%, 6/15/21	160	173
MGM Resorts International 6.750%, 10/1/20	205	229
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	180	201
Numericable Group SA 144A 6.000%, 5/15/22(4)	215	224
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(4)	85	81
Pinnacle Entertainment, Inc.
7.500%, 4/15/21	75	81
6.375%, 8/1/21	220	233
QVC, Inc. 5.125%, 7/2/22	135	144
Scientific Games International, Inc. 144A 6.625%, 5/15/21(4)	185	184
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	50	50

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Sinclair Television Group, Inc. 5.375%, 4/1/21	$190	$192
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	260	257
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	205	211
Station Casinos LLC 7.500%, 3/1/21	270	296
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(4)	225	229
Toll Brothers Finance Corp.
4.000%, 12/31/18	210	217
6.750%, 11/1/19	135	156
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(4)	200	211
VTR Finance B.V. 144A 6.875%, 1/15/24(4)	200	215

		6,981

Consumer Staples—0.2%
Darling Ingredients, Inc. Escrow Corp. 144A 5.375%, 1/15/22(4)	175	182
Elizabeth Arden, Inc. 7.375%, 3/15/21	115	122
Ingles Markets, Inc. 5.750%, 6/15/23	160	163

		467

Energy—4.1%
Atlas Energy Holdings Operating Co. LLC 144A 7.750%, 1/15/21(4)	65	68
BreitBurn Energy Partners 7.875%, 4/15/22	95	104
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(4)	195	200
CHC Helicopter SA 9.250%, 10/15/20	198	217
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	190	190
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(4)	125	131
Denbury Resources, Inc. 5.500%, 5/1/22	180	184
Ecopetrol S.A. 5.875%, 9/18/23	105	118
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(4)	50	54
Energy Transfer Equity LP 144A 5.875%, 1/15/24(4)	180	189
Energy XXI Gulf Coast, Inc. 144A 6.875%, 3/15/24(4)	225	230
EnQuest plc 144A 7.000%, 4/15/22(4)	200	207
EPL Oil & Gas, Inc. 8.250%, 2/15/18	210	226
EV Energy Partners LP 8.000%, 4/15/19	80	84

3

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Exterran Partners LP 144A 6.000%, 10/1/22(4)	$150	$153
Forest Oil Corp. 7.250%, 6/15/19	185	184
FTS International, Inc. 144A 6.250%, 5/1/22(4)	90	92
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)(7)	200	205
Gazprom OAO (Gaz Capital SA) RegS 6.510%, 3/7/22(5)	365	395
Gulfmark Offshore, Inc. 6.375%, 3/15/22	185	193
Linn Energy LLC 6.500%, 5/15/19	150	159
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(4)	190	215
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	90	99
Memorial Production Partners LP 7.625%, 5/1/21	155	164
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(4)	95	96
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(7)	200	186
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(4)	241	258
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(4)	165	172
Parker Drilling Co. (The) 7.500%, 8/1/20	190	206
Petrobras Global Finance BV 6.250%, 3/17/24	175	186
Petrobras International Finance Co. 5.375%, 1/27/21	180	188
Petroleos de Venezuela SA
Series 2015, 5.000%, 10/28/15	80	75
RegS 8.500%, 11/2/17(5)	740	687
Petroleos Mexicanos
3.500%, 1/30/23	100	98
144A 4.875%, 1/18/24(4)	60	64
6.500%, 6/2/41	100	116
PHI, Inc. 144A 5.250%, 3/15/19(4)	70	72
QEP Resources, Inc. 6.875%, 3/1/21	250	282
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	200	203
Regency Energy Partners LP 5.875%, 3/1/22	140	152
Rosetta Resources, Inc. 5.875%, 6/1/22	185	194
Rosneft Oil Co. 144A 4.199%, 3/6/22(4)(7)	200	186
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	160	170
Targa Resources Partners LP 6.375%, 8/1/22	195	213
Tullow Oil plc 144A 6.000%, 11/1/20(4)	200	209

	PAR VALUE		VALUE
Energy—(continued)
Zhaikmunai LP 144A 7.125%, 11/13/19(4)	$200		$219

			8,293

Financials—6.5%
Aircastle Ltd. 5.125%, 3/15/21	345		357
Akbank TAS 144A 7.500%, 2/5/18(4)	300	TRY	131
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	260		279
ALROSA Finance S.A. 144A 7.750%, 11/3/20(4)	200		223
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(4)	185		201
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A 6.500%, 3/10/21(4)	200		225
144A 6.750%, 9/30/22(4)	170		194
Banco Bradesco S.A. 144A 5.900%, 1/16/21(4)	200		211
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	210		224
Banco do Brasil SA RegS 5.375%, 1/15/21(5)	250		257
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(4)	190		204
144A 6.625%, 3/19/29(3)(4)	90		96
Banco Santander Brasil SA 144A 8.000%, 3/18/16	370	BRL	160
Banco Santander Chile 144A 3.875%, 9/20/22(4)	195		196
Banco Votorantim S.A. 144A 7.375%, 1/21/20(4)	195		215
Bancolombia S.A. 5.125%, 9/11/22	215		216
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200		216
Bank of India 144A 3.250%, 4/18/18(4)	200		201
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	235		246
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)	200		206
CareTrust Partnership LP 144A 5.875%, 6/1/21(4)	145		147
Chubb Corp. (The) 6.375%, 3/29/67(3)	165		183
Continental Airlines Pass-Through-Trust 99-2, C2 AMBC 6.236%, 3/15/20	138		156
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A 11.000%, 12/31/49(3)(4)(6)(8)	195		262
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(4)	250		249
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200		198
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(4)	200		191
Excel Trust LP 4.625%, 5/15/24	45		46
Fidelity National Financial, Inc. 5.500%, 9/1/22	50		55
First Cash Financial Services, Inc. 144A 6.750%, 4/1/21(4)	105		112
First Niagara Financial Group, Inc.

4

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
6.750%, 3/19/20	$55		$64
7.250%, 12/15/21	200		230
General Motors Financial Co., Inc. 4.750%, 8/15/17	355		379
Genworth Holdings, Inc. 4.900%, 8/15/23	260		278
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (3)(4)(6)(8)	250		270
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	15		15
6.000%, 8/1/20	70		75
5.875%, 2/1/22	145		152
ICICI Bank Ltd. 144A 4.800%, 5/22/19(4)	200		211
iStar Financial, Inc. 5.000%, 7/1/19	100		101
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(4)	200		199
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200		219
Leucadia National Corp. 5.500%, 10/18/23	70		74
Level 3 Financing, Inc. 7.000%, 6/1/20	220		241
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(4)	200		223
Morgan Stanley
144A 10.090%, 5/3/17(4)	300	BRL	134
Series H, 5.450%, 12/29/49(3)	180		184
MPT Operating Partnership LP 5.500%, 5/1/24	65		67
Nationstar Mortgage LLC 6.500%, 7/1/21	325		327
Navient Corp. (SLM Corp.) 5.500%, 1/25/23	175		173
Nordea Bank AB 144A 4.250%, 9/21/22(4)	240		249
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(7)	200		198
PKO Finance AB 144A 4.630%, 9/26/22(4)(7)	240		250
Progressive Corp. (The) 6.700%, 6/15/37(3)	305		339
Prudential Financial, Inc.
5.875%, 9/15/42(3)	400		434
5.625%, 6/15/43(3)(6)	75		80
Regency Energy Partners LP 4.500%, 11/1/23	145		144
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250		270
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	175		179
Schaeffler Finance BV 144A 4.750%, 5/15/21(4)	205		212
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	235		236

	PAR VALUE	VALUE
Financials—(continued)
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(4)	$150	$165
Voya Financial, Inc. ( f.k.a. ING (U.S.), Inc.) 5.650%, 5/15/53(3)	150	153
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(7)	200	211
Walter Investment Management Corp. 144A 7.875%, 12/15/21(4)	215	225
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	200	191

		13,009

Health Care—1.1%
Acadia Healthcare Co., Inc. 144A 5.125%, 7/1/22(4)	60	60
Catamaran Corp. 4.750%, 3/15/21	120	122
Centene Corp. 4.750%, 5/15/22	145	147
Community Health Systems, Inc. (CHS)
144A 5.125%, 8/1/21(4)	40	41
144A 6.875%, 2/1/22(4)	40	43
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	145	144
Endo Finance LLC (Endo Finco, Inc.) 144A 5.375%, 1/15/23(4)	145	145
HCA, Inc. 6.500%, 2/15/20	180	203
IASIS Healthcare LLC 8.375%, 5/15/19	105	112
LifePoint Hospitals, Inc. 144A 5.500%, 12/1/21(4)	135	142
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(4)	120	126
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(4)	30	32
Select Medical Corp.
6.375%, 6/1/21	120	126
144A 6.375%, 6/1/21(4)	60	63
Tenet Healthcare Corp.
4.500%, 4/1/21	275	278
8.125%, 4/1/22	175	203
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 7.500%, 7/15/21(4)	5	6
144A 5.625%, 12/1/21(4)	5	5
144A 7.250%, 7/15/22(4)	190	206

		2,204

5

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—1.9%
AAR Corp. 7.250%, 1/15/22	$165	$181
ADT Corp.(The) 6.250%, 10/15/21	210	223
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)	155	172
Air Canada
144A 6.750%, 10/1/19(4)	190	207
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(4)	85	88
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	186	195
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	140	145
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	240	266
01-1, A1 6.703%, 6/15/21	256	279
CPG Merger Sub LLC 144A 8.000%, 10/1/21(4)	55	58
DP World Ltd. 144A 6.850%, 7/2/37(4)	100	112
ESAL GmbH 144A 6.250%, 2/5/23(4)	200	197
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	119	128
Ply Gem Industries, Inc. 144A 6.500%, 2/1/22(4)	175	170
Rexel SA 144A 5.250%, 6/15/20(4)	230	240
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(4)	50	51
TransDigm, Inc. 144A 6.000%, 7/15/22(4)	180	185
U.S. Airways Pass-Through-Trust
01-1, G 7.076%, 3/20/21	121	135
11-1, A 7.125%, 10/22/23	317	372
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	194	214
United Rentals, Inc. 5.750%, 11/15/24	185	193

		3,811

Information Technology—0.9%
Avaya, Inc. 144A 7.000%, 4/1/19(4)	315	317
Ceridian LLC (Comdata, Inc.) 144A 8.125%, 11/15/17(4)	5	5
Equinix, Inc. 4.875%, 4/1/20	80	82
First Data Corp.
144A 8.250%, 1/15/21(4)	170	187
11.750%, 8/15/21	370	440
PIK Interest Capitalization, 144A 8.750%, 1/15/22(4)(14)	115	128
Infor Software Parent LLC PIK Interest Capitalizaition, 144A 7.125%, 5/1/21(4)(14)	55	57
Interactive Data Corp. 144A 5.875%, 4/15/19(4)	135	138
Sanmina Corp. 144A 4.375%, 6/1/19(4)	40	40

	PAR VALUE		VALUE
Information Technology—(continued)
Sensata Technologies BV 144A 4.875%, 10/15/23(4)	$225		$224
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(4)	95		89
VeriSign, Inc. 4.625%, 5/1/23	120		119

			1,826

Materials—1.8%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	260		270
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(4)	425		437
Cascades, Inc. 7.875%, 1/15/20	300		320
Cemex SAB de CV 144A 7.250%, 1/15/21(4)	200		220
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70		71
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	300		339
Hexion U.S. Finance Corp.
8.875%, 2/1/18	105		109
6.625%, 4/15/20	100		107
INEOS Group Holdings SA 144A 5.875%, 2/1/19(4)	210		216
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	200		199
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	100		105
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(4)	115		117
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	260		276
Tronox Finance LLC 6.375%, 8/15/20	155		161
United States Steel Corp. 6.875%, 4/1/21	225		241
Vale Overseas Ltd. 4.375%, 1/11/22	225		231
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	165		191

			3,610

Telecommunication Services—0.9%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	153
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)	200		206
CenturyLink, Inc. Series S, 6.450%, 6/15/21	150		163
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200		219
Sprint Communications, Inc. 6.000%, 11/15/22	240		246
Sprint Corp. 144A 7.250%, 9/15/21(4)	105		116
T-Mobile USA, Inc.
6.125%, 1/15/22	100		107
6.731%, 4/28/22	35		38

6

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
6.500%, 1/15/24	$75	$80
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(4)	200	202
Windstream Corp.
7.750%, 10/15/20	105	114
7.750%, 10/1/21	160	176

		1,820

Utilities—0.3%
AmeriGas Partners LP 7.000%, 5/20/22	125	139
Calpine Corp. 144A 6.000%, 1/15/22(4)	5	5
Electricite de France SA 144A 5.250% (3)(4)(6)(8)	240	245
NRG Energy, Inc.
7.875%, 5/15/21	175	195
6.625%, 3/15/23	5	6

		590

TOTAL CORPORATE BONDS (Identified Cost $40,970)		42,611

LOAN AGREEMENTS(3)—4.8%
Consumer Discretionary—1.1%
Bauer Performance Sports Ltd. 4.500%, 4/15/21	94	94
Brickman Group Holdings, Inc. Second Lien, 7.500%, 12/17/21	69	70
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 9.500%, 10/31/16	72	73
Tranche B-7, 9.750%, 3/1/17	22	22
Tranche B-6, 5.402%, 1/28/18	42	39
Caesars Growth Properties Holdings LLC Tranche B, First Lien 6.250%, 5/8/21	74	74
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	106	110
Clear Channel Communications, Inc. Tranche D, 6.900%, 1/30/19	319	318
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	186	187
Fitness International LLC 0.000%, 6/10/20(9)	130	130
Granite Broadcasting Corp. Tranche B, First Lien 6.750%, 5/23/18	70	70
Jason, Inc. 0.000%, 5/15/21(9)	49	49
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	265	266
Liberty Cablevision of Puerto Rico LLC Second Lien, 0.000%, 6/11/23(9)	16	16
Marina District Finance Co., Inc. 6.750%, 8/15/18	79	80

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	$181	$186
SEASAC, Inc. First Lien, 5.000%, 2/7/19	86	87
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	117	121
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	77	77
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	149	148

		2,217

Consumer Staples—0.2%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	23	23
Second Lien, 9.500%, 10/10/17	130	126
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	127	132
Shearer’s Foods LLC 0.000%, 6/19/22(9)	102	103

		384

Energy—0.4%
Chief Exploration & Development LLC 0.000%, 5/12/21(9)	132	135
Fieldwood Energy LLC Second Lien, 8.375%, 9/30/20	180	186
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	106	107
NGPL Pipeco LLC 6.750%, 9/15/17	122	122
Seadrill Operating LP (Seadrill Partners Finco LLC) Tranche B 0.000%, 2/21/21(9)	104	104
Templar Energy LLC Second Lien, 8.000%, 11/25/20	170	169

		823

Financials—0.3%
Altisource Solutions S.A R.L. Tranche B, 4.500%, 12/9/20	181	181
Asurion LLC Second Lien, 8.500%, 3/3/21	140	146
Capital Automotive LP Second Lien, 6.000%, 4/30/20	17	17
Nuveen Investments, Inc. Tranche B, Second Lien, 6.500%, 2/28/19	175	177

		521

7

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—0.6%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	$147	$148
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	60	60
Second Lien, 11.000%, 1/2/19	37	37
Community Health Systems, Inc. (CHS) Tranche D, 4.250%, 1/27/21	19	19
CRC Health Corp. Tranche B, First Lien, 5.250%, 3/29/21	46	46
Curo Health Services LLC first Lien, 5.750%, 5/7/20	34	34
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	181	181
INC Research LLC 4.250%, 7/12/18	54	54
InVentiv Health, Inc. 7.500%, 8/4/16	150	151
MMM Holdings, Inc. 9.750%, 12/12/17	56	57
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	41	41
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	36	37
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	85	85
Salix Pharmaceuticals Ltd. First Lien, 0.000%, 1/2/20	48	48
Sheridan Holdings, Inc. Second Lien, 8.250%, 12/20/21	121	124
Surgery Center Holdings, Inc.
First Lien, 6.000%, 4/11/19	51	51
Second Lien, 9.750%, 4/11/20	78	80

		1,253

Industrials—0.6%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	17	18
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	171	172
AWAS Finance Luxembourg SA 3.500%, 7/16/18	183	184
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	39	40
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	114	114
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	140	144
Harland Clarke Holdings Corp.

	PAR VALUE	VALUE
Industrials—(continued)
Tranche B-3, 7.000%, 5/22/18	$80	$81
Tranche B-4, 6.000%, 8/4/19	35	35
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 7/2/18	105	106
International Equipment Solutions Global B.V. 6.750%, 8/16/19	110	111
LM U.S. Member LLC (and LM U.S. Corp. Acquisition, Inc..) 0.000%, 10/25/20(9)	145	146
Navistar, Inc. Tranche B, 5.750%, 8/17/17	132	135

		1,286

Information Technology—1.2%
Active Network, Inc. (Lanyon Solutions, Inc. First Lien, 0.000%, 11/13/20(9)	107	106
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	219	219
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	102	103
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	8	8
Blue Coat Systems, Inc.
4.000%, 5/31/19	194	195
Second Lien, 9.500%, 6/26/20	305	311
Deltek, Inc.
First Lien, 4.500%, 10/10/18	158	159
Second Lien, 10.000%, 10/10/19(9)	111	114
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	130	131
IPC Systems, Inc. First Lien, 6.000%, 11/2/20(9)	99	99
Kronos, Inc.
First Lien, 4.500%, 10/30/19	2	2
Second Lien, 9.750%, 4/30/20	162	169
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	160	164
Novell, Inc. (Attachmate Corp.) First Lien, 0.000%, 11/22/17(9)	64	65
RP Crown Parent LLC
First Lien, 6.000%, 12/21/18	118	119
Second Lien, 11.250%, 12/21/19	70	71
SkillSoft Corp. 0.000%, 4/22/22(9)	81	81
SRA International, Inc. 6.500%, 7/20/18	148	148
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	93	92

8

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—(continued)
Wall Street Systems, Inc. 4.500%, 4/30/21	$128		$128

			2,484

Materials—0.2%
Ardagh Packaging Finance plc 4.250%, 12/17/19	30		30
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 3.750%, 6/28/19	66		66
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	115		118
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	196		189

			403

Telecommunication Services—0.1%
Global Tel*Link Corp. Second Lien, 9.000%, 11/23/20	69		69
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	82		83
Securus Technologies Holdings, Inc. Second Lien, 9.000%, 4/30/21	80		81

			233

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	39		40
ExGen Renewables I LLC 5.250%, 2/6/21	44		44

			84

TOTAL LOAN AGREEMENTS (Identified Cost $9,569)			9,688

	SHARES		VALUE
PREFERRED STOCK—1.0%
Energy—0.1%
PTT Exploration & Production PCL, 144A, 4.875%(3)(4)	200	(11)	202

Financials—0.9%
Ally Financial, Inc. Series A, 8.500%(3)	6,485		179
Citigroup, Inc. Series J, 7.125%	7,400		205
General Electric Capital Corp. Series B, 6.250%(3)	100	(11)	111
General Electric Capital Corp. Series C, 5.250%(3)	100	(11)	101
Goldman Sachs Group, Inc. (The)(3)	180	(11)	186
JPMorgan Chase & Co. Series V, 5.000%(3)	160	(11)	159

	SHARES		VALUE
Financials—(continued)
JPMorgan Chase & Co., Series Q, 5.150%(3)	220	(11)	$212
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	155	(11)	149
U.S. Bancorp Series G, 6.000%(3)	6,000		164
Wells Fargo & Co. Series K, 7.980%(3)	165	(11)	188
Zions Bancorp, 6.950%(3)	8,300		220

			1,874

TOTAL PREFERRED STOCK (Identified Cost $2,041)			2,076

COMMON STOCKS—63.6%
Consumer Discretionary—8.9%
Bridgestone Corp. Unsponsored ADR	36,350		634
Comcast Corp. Class A	38,000		2,040
Ford Motor Co.	121,000		2,086
Fuji Heavy Industries Ltd.	14,400		797
Goodyear Tire & Rubber Co. (The)	74,000		2,056
Lear Corp.	24,000		2,144
Li & Fung Ltd.	190,800		555
Macy’s, Inc.	34,000		1,973
Melco PBL Entertainment Ltd. ADR	18,600		664
Michael Kors Holdings Ltd.(2)	22,000		1,950
Tata Motors Ltd. Sponsored ADR	19,700		769
Time Warner, Inc.	30,000		2,108
Time, Inc.(2)	3,750		91

			17,867

Consumer Staples—2.6%
Archer-Daniels-Midland Co.(The)	44,000		1,941
Marine Harvest Asa ADR	54,100		742
PepsiCo, Inc.	23,000		2,055
Svenska Cellulosa AB(12)	20,300		527

			5,265

Energy—8.8%
Cameco Corp.	33,700		661
Canadian Natural Resources Ltd.	19,600		900
Chevron Corp.	16,000		2,089
Continental Resources, Inc.(2)(12)	13,000		2,054
EnCana Corp.	41,300		979
Helmerich & Payne, Inc.	18,000		2,090
Noble Corp. plc	62,000		2,081
Royal Dutch Shell plc ADR	—		0
Royal Dutch Shell plc ADR(12)	9,800		853

9

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
Schlumberger Ltd.	17,000	$2,005
Suncor Energy, Inc.	48,000	2,046
Valero Energy Corp.	38,000	1,904

		17,662

Financials—12.1%
Aflac, Inc.	33,000	2,054
Aviva plc Sponsored ADR	44,450	782
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	54,948	702
BB&T Corp.	55,000	2,169
BlackRock, Inc.	6,200	1,981
Blackstone Group LP (The)	65,000	2,174
BNP Paribas ADR	21,950	747
Credit Agricole S.A.	116,750	820
Goldman Sachs Group, Inc. (The)	12,000	2,009
ING Groep N.V. ADR(2)(12)	60,150	843
Intesa Sanpaolo Sponsored ADR	45,550	842
JPMorgan Chase & Co.	36,000	2,074
Lincoln National Corp.	38,000	1,955
ORIX Corp. Sponsored ADR	9,800	814
T. Rowe Price Group, Inc.	26,000	2,195
U.S. Bancorp	48,000	2,079

		24,240

Health Care—5.5%
Abbott Laboratories	47,000	1,922
Biogen Idec, Inc.(2)	6,900	2,176
H Lundbeck A/S Sponsored ADR	26,100	644
HealthSouth Corp.	444	16
Shire plc ADR	3,900	919
Smith & Nephew plc Sponsored ADR	8,150	728
UnitedHealth Group, Inc.	24,000	1,962
Valeant Pharmaceuticals International, Inc.(2)	6,250	788
Zimmer Holdings, Inc.	19,000	1,973

		11,128

Industrials—9.6%
Alaska Air Group, Inc.	22,000	2,091
Cummins, Inc.	13,000	2,006
Deere & Co.	22,000	1,992
Dover Corp.	23,000	2,092
Hutchison Whampoa Ltd. ADR	28,250	774
L-3 Communications Holdings, Inc.	17,000	2,053
Nidec Corp. ADR	64,550	993

	SHARES	VALUE
Industrials—(continued)
Parker Hannifin Corp.	16,000	$2,012
Schneider Electric SA	35,400	665
Siemens AG Sponsored ADR	5,100	674
Trinity Industries, Inc.	47,000	2,055
Union Pacific Corp.	20,000	1,995

		19,402

Information Technology—10.8%
Apple, Inc.	23,100	2,147
Cisco Systems, Inc.	81,000	2,013
EMC Corp.	73,000	1,923
Google, Inc. Class A(2)	1,800	1,052
Google, Inc. Class C(2)	1,800	1,035
Hitachi Ltd. ADR	10,300	756
Intel Corp.	68,000	2,101
Jabil Circuit, Inc.	102,000	2,132
MasterCard, Inc. Class A	27,000	1,984
NetApp, Inc.	54,000	1,972
Oracle Corp.	48,000	1,945
QUALCOMM, Inc.	24,000	1,901
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	38,050	814

		21,775

Materials—3.1%
CF Industries Holdings, Inc.	8,500	2,044
CRH plc Sponsored ADR	25,300	654
Freeport-McMoRan Copper & Gold, Inc.	59,000	2,153
Newcrest Mining Ltd.(2)(12)	39,050	388
Randgold Resources Ltd. ADR	4,750	402
Syngenta AG ADR(12)	7,950	595

		6,236

Telecommunication Services—1.8%
Nippon Telegraph & Telephone Corp. ADR	34,600	1,080
Telecom Corporation of New Zealand Ltd. Sponsored ADR	49,550	581
Verizon Communications, Inc.	40,000	1,957

		3,618

Utilities—0.4%
GDF Suez	27,450	760

TOTAL COMMON STOCKS (Identified Cost $91,846)		127,953

10

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS—99.0% (Identified cost $161,209)		199,242	(15)

SHORT-TERM INVESTMENTS—0.7%
Money Market Mutual Funds—0.7%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,505,729	$1,506

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,506)		1,506

SECURITIES LENDING COLLATERAL—1.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(13)	2,280,388	2,280

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $2,280)		2,280

TOTAL INVESTMENTS—100.8% (Identified Cost $164,995)		203,028	(1)
Other assets and liabilities, net—(0.8)%		(1,671)

NET ASSETS—100.0%		$201,357

Abbreviations:
ADR	American Depositary Receipt
PIK	Payment-in-Kind Security

Foreign Currencies

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $28,475 or 14.1% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	No contractual maturity date.
(9)	This loan will settle after June 30, 2014, at which time the interest rate based on the the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date will be reflected.
(10)	Principal amount is adjusted according to local inflation Index.
(11)	Value shown as par value.
(12)	All or a portion of security is on loan.
(13)	Represents security purchased with cash collateral received for securities on loan.
(14)	100% of the income received was in cash.
(15)	All or a portion of the portfolio has been segregated for a delayed delivery security.

11

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	72%
Canada	3
United Kingdom	3
France	2
Japan	2
Luxembourg	2
Switzerland	1
Other	15

Total	100%

† % of total investments as of June 30, 2014

12

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$2,689	$—	$2,689
Corporate Bonds	42,611	—	42,611
Foreign Government Securities	7,294	—	7,294
Loan Agreements	9,688	—	9,688
Mortgage-Backed Securities	6,658	—	6,658
Municipal Bonds	273	—	273
Equity Securities:
Common Stocks	127,953	127,953	—
Preferred Stock	2,076	768	1,308
Securities Lending Collateral	2,280	2,280	—
Short-Term Investments	1,506	1,506	—

Total Investments	$203,028	$132,507	$70,521

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Equity Trust, a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board, and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (‘NAV’) (generally 4 p.m. Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investment in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. Derivative Financial Instruments

Enhanced disclosures about derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by better enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are specific types of derivative instruments used by certain Funds.

Futures Contracts: A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized.

A Fund utilizes equity index futures to equitize residual cash balances, where possible, in order to reduce tracking error from the referenced index. The use of index futures contracts exposes the Fund to equity price risk. In addition to the following risks: 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED) (CONTINUED)

move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

C. Credit Risk

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

D. Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At June 30, 2014, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
Balanced Fund	$9,423	$9,655
Mid-Cap Value Fund	$30,068	$30,692
Tactical Allocation Fund	$2,218	$2,280

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2014, the Funds did not hold any securities that are both illiquid and restricted.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

NOTE 3—FEDERAL INCOME TAX INFORMATION ($ reported in thousands)

At June 30, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation
Balanced Fund	$520,426	$111,734	($3,456)	$108,278
Growth & Income Fund	127,789	22,365	(456)	21,909
Mid-Cap Core Fund	3,742	1,241	(12)	1,229
Mid-Cap Growth Fund	71,719	16,790	(1,756)	15,034
Mid-Cap Value Fund	375,668	183,611	(2,041)	181,570
Quality Large-Cap Value Fund	41,253	23,195	(35)	23,160
Quality Small-Cap Fund	180,963	90,004	(2,232)	87,772
Small-Cap Core Fund	288,272	101,337	(3,154)	98,183
Small-Cap Sustainable Growth Fund	85,827	32,671	(34)	32,637
Strategic Growth Fund	288,429	139,339	(3,173)	136,166
Tactical Allocation Fund	165,441	37,782	(195)	37,587

NOTE 4—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were available for filing, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 08/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 08/25/14

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 08/25/14

* Print the name and title of each signing officer under his or her signature.